GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.6%
Aerospace & Defense – 1.4%
9,252 Axon Enterprise, Inc.* $ 2,304,303
18,484 Lockheed Martin Corp. 7,937,214
12,413 Northrop Grumman Corp. 5,545,632
15,787,149
Automobiles – 1.8%
110,548 Tesla, Inc.* 20,704,535
Beverages – 1.2%
244,051 Monster Beverage Corp.* 13,427,686
Biotechnology – 1.1%
13,679 AbbVie, Inc. 2,248,827
1,852 Natera, Inc.* 122,121
61,684 Neurocrine Biosciences, Inc.* 8,621,573
14,294 Sarepta Therapeutics, Inc.* 1,700,843
12,693,364
Broadline Retail – 5.8%
420,873 Amazon.com, Inc.* 65,319,489
10,775 Ollie's Bargain Outlet Holdings,
Inc.* 775,046
66,094,535
Building Products – 0.1%
9,078 Advanced Drainage Systems,
Inc. 1,183,953
Capital Markets – 1.3%
12,314 Ameriprise Financial, Inc. 4,763,425
27,908 Coinbase Global, Inc., Class A* 3,577,805
3,985 FactSet Research Systems, Inc. 1,896,541
16,876 Morningstar, Inc. 4,713,467
14,951,238
Communications Equipment – 0.8%
6,974 Arista Networks, Inc.* 1,804,034
22,496 Motorola Solutions, Inc. 7,187,472
8,991,506
Consumer Finance – 0.1%
22,189 OneMain Holdings, Inc. 1,056,196
Consumer Staples Distribution & Retail – 2.3%
37,922 Costco Wholesale Corp. 26,351,239
Distributors – 0.1%
4,730 Pool Corp. 1,756,013
Diversified Consumer Services – 0.4%
14,127 Grand Canyon Education, Inc.* 1,844,845
58,402 H&R Block, Inc. 2,735,550
4,580,395
Electrical Equipment – 0.6%
27,958 Rockwell Automation, Inc. 7,081,202
Entertainment – 1.6%
31,940 Netflix, Inc.* 18,017,673
Financial Services – 3.5%
30,124 Equitable Holdings, Inc. 984,754
12,902 Mastercard, Inc., Class A 5,795,965
120,716 Visa, Inc., Class A 32,986,854
39,767,573
Shares Description Value
aa
Common Stocks – (continued)
Food Products – 1.0%
178,167 General Mills, Inc. $ 11,564,820
Ground Transportation – 0.3%
275,844 Lyft, Inc., Class A* 3,445,292
Health Care Equipment & Supplies – 0.1%
13,121 Edwards Lifesciences Corp.* 1,029,605
Health Care Providers & Services – 1.6%
35,439 UnitedHealth Group, Inc. 18,135,554
Health Care Technology – 0.9%
51,121 Veeva Systems, Inc., Class A* 10,603,007
Hotel & Resort REITs – 1.2%
503,593 Host Hotels & Resorts, Inc.
REIT 9,679,057
263,924 Park Hotels & Resorts, Inc. REIT 3,979,974
13,659,031
Hotels, Restaurants & Leisure – 3.3%
77,579 Airbnb, Inc., Class A* 11,182,237
3,038 Booking Holdings, Inc.* 10,655,694
6,184 Chipotle Mexican Grill, Inc.* 14,895,834
1,511 Wingstop, Inc. 424,757
37,158,522
Household Products – 0.5%
48,822 Kimberly-Clark Corp. 5,905,997
Industrial REITs – 0.1%
19,585 Rexford Industrial Realty, Inc.
REIT 1,029,975
Insurance – 2.3%
23,673 Kinsale Capital Group, Inc. 9,411,675
91,394 Progressive Corp. (The) 16,290,980
25,702,655
Interactive Media & Services – 10.6%
216,194 Alphabet, Inc., Class A* 30,288,780
369,228 Alphabet, Inc., Class C* 52,356,530
97,213 Meta Platforms, Inc., Class A* 37,926,680
120,571,990
IT Services – 0.7%
40,921 Cloudflare, Inc., Class A* 3,234,805
1,148 Gartner, Inc.* 525,141
2,705 Globant SA* 637,866
2,417 MongoDB, Inc.* 968,057
13,235 Okta, Inc.* 1,093,873
5,684 Snowflake, Inc., Class A* 1,112,018
7,571,760
Leisure Products – 0.3%
73,689 YETI Holdings, Inc.* 3,240,105
Life Sciences Tools & Services – 2.3%
90,761 Bruker Corp. 6,490,319
43,528 IQVIA Holdings, Inc.* 9,063,836
22,607 Medpace Holdings, Inc.* 6,591,749
3,707 Mettler-Toledo International,
Inc.* 4,437,983
26,583,887

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Additional Investment Information
Shares Description Value
aa
Common Stocks – (continued)
Media – 1.0%
164,444 Trade Desk, Inc. (The), Class A* $ 11,252,903
Oil, Gas & Consumable Fuels – 0.8%
55,572 Cheniere Energy, Inc. 9,113,252
Pharmaceuticals – 1.6%
20,969 Eli Lilly & Co. 13,537,796
26,279 Zoetis, Inc. 4,935,459
18,473,255
Professional Services – 0.1%
6,949 Equifax, Inc. 1,697,919
Real Estate Management & Development – 0.2%
25,321 CoStar Group, Inc.* 2,113,797
Semiconductors & Semiconductor Equipment – 8.4%
45,696 Applied Materials, Inc. 7,507,853
9,908 Broadcom, Inc. 11,691,440
3,245 KLA Corp. 1,927,660
43,997 Lattice Semiconductor Corp.* 2,677,658
2,668 Microchip Technology, Inc. 227,260
5,582 Monolithic Power Systems, Inc. 3,364,383
101,915 NVIDIA Corp. 62,705,242
33,770 Texas Instruments, Inc. 5,407,252
95,508,748
Software – 22.8%
2,537 Adobe, Inc.* 1,567,308
68,568 Confluent, Inc., Class A* 1,533,180
49,789 Crowdstrike Holdings, Inc.,
Class A* 14,563,283
31,484 DocuSign, Inc.* 1,918,005
368,308 Dropbox, Inc., Class A* 11,667,997
31,478 Intuit, Inc. 19,873,006
42,432 Manhattan Associates, Inc.* 10,292,306
366,522 Microsoft Corp. 145,721,817
75,317 Salesforce, Inc.* 21,170,856
24,642 ServiceNow, Inc.* 18,860,987
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
20,717 Smartsheet, Inc., Class A* $ 931,643
25,782 UiPath, Inc., Class A* 592,470
44,074 Zscaler, Inc.* 10,386,920
259,079,778
Specialty Retail – 2.4%
6,219 Burlington Stores, Inc.* 1,188,762
43,380 Five Below, Inc.* 7,784,975
13,166 Home Depot, Inc. (The) 4,647,071
95,371 Ross Stores, Inc. 13,378,644
26,999,452
Technology Hardware, Storage & Peripherals – 13.5%
754,003 Apple, Inc. 139,038,153
150,868 Dell Technologies, Inc., Class C 12,503,940
114,202 Hewlett Packard Enterprise Co. 1,746,149
153,288,242
Textiles, Apparel & Luxury Goods – 0.3%
7,214 Lululemon Athletica, Inc.* 3,273,858
Trading Companies & Distributors – 0.2%
11,377 Ferguson PLC 2,137,283
TOTAL INVESTMENTS – 98.6%
(Cost $686,210,865)
$ 1,121,584,944
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
15,686,134
NET ASSETS – 100.0%
$ 1,137,271,078
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 20 03/15/24 $ 4,870,500 $ 103,711

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Aerospace & Defense – 3.3%
12,095 Curtiss-Wright Corp. $ 2,691,984
15,897 General Dynamics Corp. 4,212,546
10,530 Northrop Grumman Corp. 4,704,383
1,459 Woodward, Inc. 201,006
11,809,919
Air Freight & Logistics – 1.3%
32,045 United Parcel Service, Inc.,
Class B 4,547,186
Automobile Components – 1.3%
8,473 Aptiv PLC* 689,109
29,184 Lear Corp. 3,878,554
4,567,663
Automobiles – 0.1%
15,487 Rivian Automotive, Inc., Class
A* 237,106
Banks – 4.8%
235,742 Bank of America Corp. 8,017,586
998 BOK Financial Corp. 83,672
10,925 Cullen/Frost Bankers, Inc. 1,159,361
877 First Citizens BancShares, Inc.,
Class A 1,324,270
30,357 JPMorgan Chase & Co. 5,293,047
1,833 M&T Bank Corp. 253,137
17,678 Prosperity Bancshares, Inc. 1,129,801
17,260,874
Biotechnology – 1.1%
28,263 Gilead Sciences, Inc. 2,211,862
18,771 Moderna, Inc.* 1,896,810
4,108,672
Building Products – 0.7%
6,072 Lennox International, Inc. 2,599,788
Capital Markets – 5.6%
39,079 Bank of New York Mellon Corp.
(The) 2,167,321
21,572 CME Group, Inc. 4,440,381
18,492 Coinbase Global, Inc., Class A* 2,370,675
28,463 Interactive Brokers Group, Inc.,
Class A 2,526,091
51,807 Nasdaq, Inc. 2,992,890
50,153 Northern Trust Corp. 3,994,185
25,647 Robinhood Markets, Inc., Class
A* 275,449
2,636 Stifel Financial Corp. 192,296
1,384 Tradeweb Markets, Inc., Class A 132,020
34,466 XP, Inc., Class A (Brazil) 847,174
19,938,482
Chemicals – 3.3%
24,391 Axalta Coating Systems Ltd.* 790,756
14,120 Corteva, Inc. 642,178
24,767 Dow, Inc. 1,327,511
2,386 International Flavors &
Fragrances, Inc. 192,503
15,299 Linde PLC 6,193,494
2,231 PPG Industries, Inc. 314,660
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – (continued)
22,140 RPM International, Inc. $ 2,361,452
11,822,554
Communications Equipment – 2.0%
142,378 Cisco Systems, Inc. 7,144,528
Construction Materials – 1.9%
7,653 Martin Marietta Materials, Inc. 3,890,938
13,200 Vulcan Materials Co. 2,983,332
6,874,270
Consumer Finance – 2.4%
35,577 Capital One Financial Corp. 4,814,280
30,962 OneMain Holdings, Inc. 1,473,791
61,279 Synchrony Financial 2,381,915
8,669,986
Consumer Staples Distribution & Retail – 1.5%
5,302 Costco Wholesale Corp. 3,684,254
32,211 Grocery Outlet Holding Corp.* 798,188
6,363 Walmart, Inc. 1,051,486
5,533,928
Distributors – 0.6%
48,314 LKQ Corp. 2,254,814
Diversified Consumer Services – 0.2%
5,805 Grand Canyon Education, Inc.* 758,075
Electric Utilities – 2.9%
13,181 Constellation Energy Corp. 1,608,082
964 Edison International 65,051
22,378 Entergy Corp. 2,232,429
63,382 Exelon Corp. 2,206,327
72,016 Xcel Energy, Inc. 4,311,598
10,423,487
Electrical Equipment – 2.3%
28,479 AMETEK, Inc. 4,615,022
57,553 nVent Electric PLC 3,455,482
8,070,504
Electronic Equipment, Instruments & Components – 0.1%
10,398 Avnet, Inc. 471,029
Energy Equipment & Services – 1.1%
68,963 Baker Hughes Co. 1,965,445
36,184 Schlumberger NV 1,762,161
5,668 TechnipFMC PLC (United
Kingdom) 109,619
3,837,225
Entertainment – 1.4%
29,144 Electronic Arts, Inc. 4,009,631
1,971 Netflix, Inc.* 1,111,861
5,121,492
Financial Services – 6.1%
13,991 Affirm Holdings, Inc.* 566,775
42,912 Berkshire Hathaway, Inc., Class
B* 16,467,051
21,404 Fiserv, Inc.* 3,036,586
6,500 Visa, Inc., Class A 1,776,190
21,846,602

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Food Products – 1.2%
68,970 General Mills, Inc. $ 4,476,843
Gas Utilities – 0.6%
20,363 Atmos Energy Corp. 2,320,160
Ground Transportation – 0.2%
22,407 CSX Corp. 799,930
Health Care Equipment & Supplies – 1.6%
90,841 Boston Scientific Corp.* 5,746,602
Health Care Providers & Services – 4.7%
18,353 Centene Corp.* 1,382,165
10,737 Elevance Health, Inc. 5,298,065
27,709 Encompass Health Corp. 1,968,447
901 Humana, Inc. 340,632
369 Laboratory Corp. of America
Holdings 82,029
24,144 Quest Diagnostics, Inc. 3,100,814
885 UnitedHealth Group, Inc. 452,890
26,368 Universal Health Services, Inc.,
Class B 4,187,502
16,812,544
Health Care REITs – 0.7%
30,844 Welltower, Inc. REIT 2,668,314
Hotel & Resort REITs – 1.8%
210,078 Host Hotels & Resorts, Inc.
REIT 4,037,699
149,882 Park Hotels & Resorts, Inc. REIT 2,260,221
6,297,920
Hotels, Restaurants & Leisure – 0.9%
118,110 Carnival Corp.* 1,958,264
274 Chipotle Mexican Grill, Inc.* 660,003
4,720 Wynn Resorts Ltd. 445,709
3,063,976
Household Durables – 2.3%
30,950 D.R. Horton, Inc. 4,423,064
36,182 PulteGroup, Inc. 3,783,190
8,206,254
Household Products – 1.2%
22,175 Kimberly-Clark Corp. 2,682,510
9,509 Procter & Gamble Co. (The) 1,494,244
4,176,754
Industrial REITs – 1.2%
35,029 First Industrial Realty Trust, Inc.
REIT 1,804,694
47,929 Rexford Industrial Realty, Inc.
REIT 2,520,586
4,325,280
Insurance – 4.2%
13,867 Arch Capital Group Ltd.* 1,143,057
23,369 CNA Financial Corp. 1,029,872
4,188 Globe Life, Inc. 514,370
25,801 Principal Financial Group, Inc. 2,040,859
24,359 Progressive Corp. (The) 4,341,992
22,563 Travelers Cos., Inc. (The) 4,768,916
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
13,580 W R Berkley Corp. $ 1,111,930
14,950,996
IT Services – 3.2%
28,515 International Business Machines
Corp. 5,237,065
30,859 Okta, Inc.* 2,550,496
17,866 VeriSign, Inc.* 3,553,190
11,340,751
Life Sciences Tools & Services – 0.2%
2,005 Bio-Rad Laboratories, Inc., Class
A* 643,384
1,035 IQVIA Holdings, Inc.* 215,518
858,902
Machinery – 2.3%
17,916 Otis Worldwide Corp. 1,584,491
9,876 Parker-Hannifin Corp. 4,587,402
17,098 Westinghouse Air Brake
Technologies Corp. 2,249,584
8,421,477
Media – 1.4%
1,630 Cable One, Inc. 894,756
60,338 News Corp., Class A 1,486,728
71,018 Paramount Global, Class B 1,036,153
21,358 Trade Desk, Inc. (The), Class A* 1,461,528
4,879,165
Metals & Mining – 1.5%
4,855 Nucor Corp. 907,545
8,264 Royal Gold, Inc. 945,319
27,704 Steel Dynamics, Inc. 3,343,596
5,196,460
Oil, Gas & Consumable Fuels – 5.4%
80,774 Antero Resources Corp.* 1,804,491
21,255 Cheniere Energy, Inc. 3,485,607
6,378 Chevron Corp. 940,309
20,262 ConocoPhillips 2,266,710
54,002 Devon Energy Corp. 2,269,164
35,604 Exxon Mobil Corp. 3,660,447
125,739 Kinder Morgan, Inc. 2,127,504
4,943 Marathon Petroleum Corp. 818,561
13,323 Valero Energy Corp. 1,850,565
19,223,358
Personal Care Products – 0.4%
71,236 Kenvue, Inc. 1,478,859
Pharmaceuticals – 4.2%
94,058 Bristol-Myers Squibb Co. 4,596,614
48,063 Johnson & Johnson 7,637,211
4,118 Merck & Co., Inc. 497,372
81,526 Royalty Pharma PLC, Class A 2,314,523
15,045,720
Professional Services – 0.3%
6,304 FTI Consulting, Inc.* 1,207,909
Real Estate Management & Development – 0.4%
26,353 Zillow Group, Inc., Class C* 1,497,905

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – 3.4%
84,831 American Homes 4 Rent, Class
A REIT $ 2,973,327
23,409 AvalonBay Communities, Inc.
REIT 4,190,445
18,181 Equity Residential REIT 1,094,314
118,574 Invitation Homes, Inc. REIT 3,904,642
12,162,728
Semiconductors & Semiconductor Equipment – 2.6%
25,712 Intel Corp. 1,107,673
46,702 Micron Technology, Inc. 4,004,697
14,648 Skyworks Solutions, Inc. 1,530,130
17,850 Texas Instruments, Inc. 2,858,142
9,500,642
Software – 1.9%
423 Crowdstrike Holdings, Inc.,
Class A* 123,727
5,572 Dropbox, Inc., Class A* 176,521
11,415 Oracle Corp. 1,275,056
16,299 Salesforce, Inc.* 4,581,486
10,800 Zoom Video Communications,
Inc., Class A* 697,788
6,854,578
Specialized REITs – 0.3%
5,436 SBA Communications Corp.
REIT 1,216,903
Specialty Retail – 0.9%
22,721 Ross Stores, Inc. 3,187,302
Technology Hardware, Storage & Peripherals – 2.6%
7,970 Apple, Inc. 1,469,668
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
48,363 Dell Technologies, Inc., Class C $ 4,008,325
257,230 Hewlett Packard Enterprise Co. 3,933,047
9,411,040
Textiles, Apparel & Luxury Goods – 1.2%
15,876 Ralph Lauren Corp. 2,280,905
29,913 Skechers USA, Inc., Class A* 1,867,768
4,148,673
Tobacco – 0.5%
21,160 Philip Morris International, Inc. 1,922,386
Trading Companies & Distributors – 1.7%
47,941 Core & Main, Inc., Class A* 1,980,443
21,962 Ferguson PLC 4,125,781
6,106,224
TOTAL INVESTMENTS – 99.0%
(Cost $321,767,557)
$ 355,404,739
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
3,767,917
NET ASSETS – 100.0%
$ 359,172,656
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At January 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 1 03/15/24 $ 243,525 $ 2,950

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.4%
Aerospace & Defense – 0.6%
19,820 AAR Corp.* $ 1,205,452
12,926 Cadre Holdings, Inc. 439,355
11,770 National Presto Industries, Inc. 931,831
2,576,638
Automobile Components – 1.9%
36,017 Adient PLC* 1,250,150
80,853 Atmus Filtration Technologies,
Inc.*
(a)
1,805,448
6,212 Dorman Products, Inc.* 505,719
3,254 Fox Factory Holding Corp.* 205,132
180,429 Goodyear Tire & Rubber Co.
(The)* 2,515,180
25,753 Holley, Inc.* 122,842
14,449 Modine Manufacturing Co.* 998,281
7,402,752
Banks – 8.6%
28,001 Amalgamated Financial Corp. 743,707
33,912 Ameris Bancorp 1,683,392
5,283 Axos Financial, Inc.* 292,837
15,464 BancFirst Corp. 1,368,719
36,008 Bancorp, Inc. (The)* 1,571,389
13,131 BankUnited, Inc. 371,082
8,894 Banner Corp. 414,282
2,103 Business First Bancshares, Inc. 47,423
20,551 Byline Bancorp, Inc. 448,834
6,775 Capital City Bank Group, Inc. 193,629
57,848 Central Pacific Financial Corp. 1,114,731
3,202 Civista Bancshares, Inc. 54,722
6,122 Community Trust Bancorp, Inc. 254,063
78,211 CVB Financial Corp. 1,311,598
2,139 Esquire Financial Holdings, Inc. 106,651
6,945 First Bancorp, Inc. (The) 173,625
97,839 First BanCorp. (Puerto Rico) 1,631,955
3,367 First Bancshares, Inc. (The) 85,623
89,191 First Commonwealth Financial
Corp. 1,249,566
39,381 First Financial Bancorp 882,922
11,423 First Financial Bankshares, Inc. 356,740
2,595 Fulton Financial Corp. 40,456
30,022 Hancock Whitney Corp. 1,354,292
58,535 Hanmi Financial Corp. 980,461
8,456 Heartland Financial USA, Inc. 299,934
8,049 Heritage Commerce Corp. 71,556
64,299 Heritage Financial Corp. 1,295,625
3,912 Home Bancorp, Inc. 155,776
2,460 HomeTrust Bancshares, Inc. 66,789
6,512 Hope Bancorp, Inc. 72,153
10,085 Independent Bank Corp. 256,562
30,352 International Bancshares Corp. 1,604,407
4,589 Macatawa Bank Corp. 48,919
6,385 Metrocity Bankshares, Inc. 152,601
39,697 National Bank Holdings Corp.,
Class A 1,389,395
18,159 Northeast Community Bancorp,
Inc. 312,880
39,178 OFG Bancorp (Puerto Rico) 1,440,575
31,861 Old Second Bancorp, Inc. 433,947
2,926 Origin Bancorp, Inc. 89,243
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
22,687 PCB Bancorp $ 380,007
1,812 Peoples Bancorp, Inc. 53,092
16,351 Preferred Bank 1,174,656
78,437 Provident Financial Services, Inc. 1,298,132
15,585 Renasant Corp. 492,954
43,165 Southside Bancshares, Inc. 1,351,064
26,422 Texas Capital Bancshares, Inc.* 1,611,742
4,325 Timberland Bancorp, Inc. 120,970
39,394 TrustCo Bank Corp. 1,138,487
21,319 UMB Financial Corp. 1,758,817
11,190 Veritex Holdings, Inc. 235,102
1,754 WesBanco, Inc. 51,462
473 Westamerica BanCorp 22,572
34,112,118
Beverages – 0.4%
116,349 Primo Water Corp. 1,696,368
Biotechnology – 6.2%
21,152 89bio, Inc.* 209,405
18,301 ACADIA Pharmaceuticals, Inc.* 474,179
4,423 ADMA Biologics, Inc.* 22,955
9,825 Agios Pharmaceuticals, Inc.* 222,241
14,675 Allogene Therapeutics, Inc.* 51,656
5,286 Alpine Immune Sciences, Inc.* 140,660
10,692 AnaptysBio, Inc.* 252,331
1,417 Apogee Therapeutics, Inc.* 47,469
4,177 Arcturus Therapeutics Holdings,
Inc.* 137,716
23,482 Arcus Biosciences, Inc.* 355,517
201,641 Aurinia Pharmaceuticals, Inc.
(Canada)* 1,520,373
4,485 BioCryst Pharmaceuticals, Inc.* 23,771
25,517 Biohaven Ltd.* 1,134,996
2,087 Blueprint Medicines Corp.* 165,979
7,505 Bridgebio Pharma, Inc.* 257,346
14,343 Cogent Biosciences, Inc.* 63,539
67,507 Coherus Biosciences, Inc.*
(a)
145,140
9,709 Cytokinetics, Inc.* 758,564
5,242 Day One Biopharmaceuticals,
Inc.* 78,892
66,354 Deciphera Pharmaceuticals, Inc.* 950,189
62,052 Design Therapeutics, Inc.* 147,063
6,367 Eagle Pharmaceuticals, Inc.* 37,311
45,810 Emergent BioSolutions, Inc.* 76,503
17,031 Enanta Pharmaceuticals, Inc.* 206,927
20,886 Erasca, Inc.* 34,880
45,602 Generation Bio Co.* 85,732
8,262 Ideaya Biosciences, Inc.* 359,645
65,911 Iovance Biotherapeutics, Inc.* 509,492
37,160 iTeos Therapeutics, Inc.* 369,742
1,593 Keros Therapeutics, Inc.* 88,188
84,385 Kiniksa Pharmaceuticals Ltd.,
Class A* 1,487,708
43,533 Kodiak Sciences, Inc.* 174,567
9,012 Krystal Biotech, Inc.* 1,002,585
15,347 Kura Oncology, Inc.* 309,089
8,630 Kymera Therapeutics, Inc.* 282,891
27,683 MacroGenics, Inc.* 395,867
262,633 MannKind Corp.* 877,194

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
8,099 Mirum Pharmaceuticals, Inc.* $ 214,300
11,866 Morphic Holding, Inc.* 376,034
5,427 Mural Oncology PLC* 23,825
37,572 Nurix Therapeutics, Inc.* 296,819
36,292 Olema Pharmaceuticals, Inc.* 473,248
90,020 PMV Pharmaceuticals, Inc.* 158,435
83,968 Poseida Therapeutics, Inc.* 288,850
56,328 Relay Therapeutics, Inc.* 521,034
2,213 REVOLUTION Medicines, Inc.* 61,411
14,648 Rhythm Pharmaceuticals, Inc.* 646,123
30,309 Rigel Pharmaceuticals, Inc.* 35,462
19,152 Rocket Pharmaceuticals, Inc.* 550,237
21,660 Sana Biotechnology, Inc.* 118,913
17,798 SpringWorks Therapeutics, Inc.* 785,426
150,714 Sutro Biopharma, Inc.* 654,099
22,614 Syndax Pharmaceuticals, Inc.* 463,361
73,900 TG Therapeutics, Inc.* 1,200,136
21,548 Veracyte, Inc.* 539,131
28,780 Verve Therapeutics, Inc.* 311,400
95,945 Viking Therapeutics, Inc.* 2,316,112
6,529 Viridian Therapeutics, Inc.* 125,683
75,722 Y-mAbs Therapeutics, Inc.* 968,484
24,586,825
Broadline Retail – 0.0%
12,473 Big Lots, Inc. 71,595
107 Dillard's, Inc., Class A 41,438
4,282 Savers Value Village, Inc.* 80,031
193,064
Building Products – 1.0%
16,223 American Woodmark Corp.* 1,480,836
156,888 Masterbrand, Inc.* 2,207,414
11,594 Resideo Technologies, Inc.* 194,431
320 Simpson Manufacturing Co., Inc. 57,917
3,940,598
Capital Markets – 1.0%
21,062 AssetMark Financial Holdings,
Inc.* 645,972
14,316 Moelis & Co., Class A 786,951
31,036 Open Lending Corp.* 227,804
49,317 Patria Investments Ltd., Class A
(Cayman Islands) 703,754
2,074 Piper Sandler Cos. 359,818
20,179 StoneX Group, Inc.* 1,326,769
2,603 Victory Capital Holdings, Inc.,
Class A 87,799
4,138,867
Chemicals – 1.5%
26,433 HB Fuller Co. 2,002,828
22,892 Innospec, Inc. 2,657,990
3,473 Koppers Holdings, Inc. 177,609
6,095 Mativ Holdings, Inc. 73,323
14,670 Minerals Technologies, Inc. 958,685
11,295 Orion SA (Germany) 253,008
6,123,443
Commercial Services & Supplies – 0.7%
1,501 Cimpress PLC (Ireland)* 112,905
Shares Description Value
aa
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
34,032 Deluxe Corp. $ 643,545
60,529 Ennis, Inc. 1,232,976
63,903 Healthcare Services Group, Inc.* 603,244
16,489 Steelcase, Inc., Class A 209,081
2,801,751
Communications Equipment – 0.8%
6,004 Calix, Inc.* 199,213
81,539 NetScout Systems, Inc.* 1,753,904
141,714 Viavi Solutions, Inc.* 1,393,048
3,346,165
Construction & Engineering – 2.2%
15,253 Comfort Systems USA, Inc. 3,317,070
5,139 Dycom Industries, Inc.* 574,026
26,300 Fluor Corp.* 991,773
10,720 IES Holdings, Inc.* 878,611
2,413 Limbach Holdings, Inc.* 103,759
40,451 Primoris Services Corp. 1,326,793
22,261 Sterling Infrastructure, Inc.* 1,671,801
8,863,833
Construction Materials – 0.7%
3,696 Knife River Corp.* 242,051
72,405 Summit Materials, Inc., Class A* 2,619,613
2,861,664
Consumer Finance – 0.2%
1,923 Nelnet, Inc., Class A 167,551
12,963 Regional Management Corp. 316,038
13,691 Upstart Holdings, Inc.*
(a)
434,826
918,415
Consumer Staples Distribution & Retail – 0.3%
6,995 PriceSmart, Inc. 531,760
8,720 Weis Markets, Inc. 529,740
1,061,500
Distributors – 0.0%
815 Weyco Group, Inc. 26,170
Diversified Consumer Services – 3.1%
15,784 Adtalem Global Education, Inc.* 796,776
135,706 Coursera, Inc.* 2,597,413
15,136 Duolingo, Inc.* 2,707,679
57,285 European Wax Center, Inc., Class
A* 850,109
72,681 Frontdoor, Inc.* 2,381,030
40,044 Laureate Education, Inc. 505,355
10,299 Perdoceo Education Corp. 186,412
25,313 Strategic Education, Inc. 2,380,941
25,131 WW International, Inc.* 94,493
12,500,208
Diversified REITs – 0.3%
57,745 American Assets Trust, Inc.
REIT 1,295,220
Diversified Telecommunication Services – 0.1%
6,496 Liberty Latin America Ltd., Class
A (Puerto Rico)* 45,732

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
41,192 Liberty Latin America Ltd., Class
C (Puerto Rico)* $ 293,287
339,019
Electrical Equipment – 3.4%
2,978 Allient, Inc. 82,967
16,714 Atkore, Inc.* 2,549,386
13,790 Encore Wire Corp. 3,109,645
6,167 Enovix Corp.*
(a)
57,415
168,247 FTC Solar, Inc.* 84,376
49,142 NEXTracker, Inc., Class A* 2,224,658
24,388 Powell Industries, Inc. 2,890,710
4,276 Shoals Technologies Group, Inc.,
Class A* 56,315
55,723 Thermon Group Holdings, Inc.* 1,826,600
13,849 TPI Composites, Inc.*
(a)
37,392
14,341 Vicor Corp.* 540,226
13,459,690
Electronic Equipment, Instruments & Components – 2.3%
15,936 Badger Meter, Inc. 2,294,624
28,802 ePlus, Inc.* 2,175,703
7,778 Fabrinet (Thailand)* 1,660,681
4,995 Insight Enterprises, Inc.* 922,776
10,319 Itron, Inc.* 744,413
5,188 PC Connection, Inc. 334,678
25,275 Vishay Precision Group, Inc.* 805,767
8,938,642
Energy Equipment & Services – 2.1%
93,458 Archrock, Inc. 1,527,104
65,269 Borr Drilling Ltd. (Mexico)* 401,404
28,976 Cactus, Inc., Class A 1,229,741
49,554 ChampionX Corp. 1,358,275
4,997 Diamond Offshore Drilling, Inc.* 60,963
23,241 Dril-Quip, Inc.* 466,447
22,836 Helix Energy Solutions Group,
Inc.* 214,658
3,625 Helmerich & Payne, Inc. 145,943
14,559 Nabors Industries Ltd.* 1,231,400
63,247 Newpark Resources, Inc.* 410,473
52,816 Oil States International, Inc.* 325,875
12,782 ProFrac Holding Corp., Class
A*
(a)
101,106
54,886 ProPetro Holding Corp.* 464,336
3,301 Tidewater, Inc.* 221,794
8,159,519
Entertainment – 0.1%
83,298 Vivid Seats, Inc., Class A* 478,131
Financial Services – 3.8%
32,429 A-Mark Precious Metals, Inc. 874,610
94,623 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 2,275,683
101,596 Flywire Corp.* 2,171,106
38,476 I3 Verticals, Inc., Class A* 721,040
361,489 Marqeta, Inc., Class A* 2,172,549
23,954 Merchants Bancorp 1,047,748
17,053 Mr Cooper Group, Inc.* 1,148,690
4,046 NMI Holdings, Inc., Class A* 129,148
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
22,372 Pagseguro Digital Ltd., Class A
(Brazil)* $ 287,928
235,049 Payoneer Global, Inc.* 1,100,029
70,984 Remitly Global, Inc.* 1,216,666
5,485 Repay Holdings Corp.* 43,002
96,294 StoneCo Ltd., Class A (Brazil)* 1,655,294
14,843,493
Food Products – 0.3%
6,780 J & J Snack Foods Corp. 1,079,579
Gas Utilities – 0.0%
1,292 Northwest Natural Holding Co. 47,623
Ground Transportation – 0.1%
28,361 Marten Transport Ltd. 524,678
Health Care Equipment & Supplies – 1.6%
38,974 Artivion, Inc.* 651,645
35,529 AtriCure, Inc.* 1,210,118
2,685 Axonics, Inc.* 182,258
4,942 CVRx, Inc.* 124,143
53,287 Embecta Corp. 913,339
518 Glaukos Corp.* 46,117
22,160 Inari Medical, Inc.* 1,262,012
11,038 Lantheus Holdings, Inc.* 573,203
450 LeMaitre Vascular, Inc. 26,118
38,644 Pulmonx Corp.* 513,192
10,465 Surmodics, Inc.* 368,473
1,772 UFP Technologies, Inc.* 298,600
4,585 Utah Medical Products, Inc. 363,178
6,532,396
Health Care Providers & Services – 3.0%
28,992 Accolade, Inc.* 328,189
3,321 Addus HomeCare Corp.* 287,599
41,470 Agiliti, Inc.* 294,022
61,210 Alignment Healthcare, Inc.* 410,107
135,809 Brookdale Senior Living, Inc.* 742,875
2,680 Castle Biosciences, Inc.* 61,854
12,714 Community Health Systems,
Inc.* 46,660
46,572 HealthEquity, Inc.* 3,519,912
166,863 Hims & Hers Health, Inc.* 1,431,685
69,832 Joint Corp. (The)* 681,560
7,845 ModivCare, Inc.* 311,996
58,702 OPKO Health, Inc.*
(a)
59,876
16,128 Option Care Health, Inc.* 503,839
64,674 Pennant Group, Inc. (The)* 970,757
8,867 PetIQ, Inc.* 159,340
2,647 Progyny, Inc.* 100,824
57,201 Select Medical Holdings Corp. 1,486,654
9,539 Surgery Partners, Inc.* 292,752
24,822 Viemed Healthcare, Inc.* 201,555
11,892,056
Health Care REITs – 0.1%
15,253 LTC Properties, Inc. REIT 475,436
Health Care Technology – 0.6%
3,317 Computer Programs and
Systems, Inc.* 33,601
11,096 Evolent Health, Inc., Class A* 326,333

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Technology – (continued)
28,815 Health Catalyst, Inc.* $ 281,523
18,277 Phreesia, Inc.* 465,698
45,341 Schrodinger, Inc.* 1,199,270
2,306,425
Hotel & Resort REITs – 2.9%
182,012 Chatham Lodging Trust REIT 1,911,126
276,341 DiamondRock Hospitality Co.
REIT 2,525,757
225,878 RLJ Lodging Trust REIT 2,615,667
23,981 Ryman Hospitality Properties,
Inc. REIT 2,635,512
208,333 Service Properties Trust REIT 1,610,414
30,570 Summit Hotel Properties, Inc.
REIT 198,094
11,496,570
Hotels, Restaurants & Leisure – 1.8%
20,316 Cheesecake Factory, Inc. (The) 698,261
38,836 Chuy's Holdings, Inc.* 1,313,045
3,077 Dine Brands Global, Inc. 143,542
77,975 Everi Holdings, Inc.* 811,720
27,313 International Game Technology
PLC 709,045
41,948 Life Time Group Holdings, Inc.* 557,908
11,463 PlayAGS, Inc.* 99,843
98,675 Portillo's, Inc., Class A* 1,355,794
8,585 Shake Shack, Inc., Class A* 648,683
61,061 Xponential Fitness, Inc., Class
A* 675,335
7,013,176
Household Durables – 2.3%
2,516 Beazer Homes USA, Inc.* 79,883
45,925 Dream Finders Homes, Inc.,
Class A* 1,509,555
21,206 Green Brick Partners, Inc.* 1,106,317
228 Hovnanian Enterprises, Inc.,
Class A* 38,525
27,117 KB Home 1,615,902
14,440 LGI Homes, Inc.* 1,704,065
23,641 M/I Homes, Inc.* 3,012,336
9,066,583
Household Products – 0.2%
3,454 WD-40 Co. 894,517
Industrial REITs – 0.9%
242,814 LXP Industrial Trust REIT 2,207,179
21,239 Terreno Realty Corp. REIT 1,268,605
3,475,784
Insurance – 2.7%
30,930 Ambac Financial Group, Inc.* 502,613
9,017 BRP Group, Inc., Class A* 202,341
49,778 CNO Financial Group, Inc. 1,352,966
57,445 Employers Holdings, Inc. 2,396,605
66,097 Genworth Financial, Inc., Class
A* 407,818
32,430 Goosehead Insurance, Inc., Class
A* 2,503,596
64,329 James River Group Holdings Ltd. 615,629
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
20,310 Palomar Holdings, Inc.* $ 1,215,960
1,193 Selective Insurance Group, Inc. 125,098
12,139 Skyward Specialty Insurance
Group, Inc.* 377,523
65,191 Universal Insurance Holdings,
Inc. 1,083,474
10,783,623
Interactive Media & Services – 1.9%
67,084 Bumble, Inc., Class A* 920,393
50,870 Cars.com, Inc.* 886,664
40,191 DHI Group, Inc.* 92,037
108,999 Eventbrite, Inc., Class A* 912,322
116,282 fuboTV, Inc.* 289,542
56,441 Grindr, Inc. (Singapore)* 489,908
559,961 Vimeo, Inc.* 2,223,045
32,926 Yelp, Inc.* 1,439,854
17,863 ZipRecruiter, Inc., Class A* 248,653
7,502,418
IT Services – 0.8%
32,241 DigitalOcean Holdings, Inc.* 1,087,167
53,441 Fastly, Inc., Class A* 1,075,233
2,623 Perficient, Inc.* 178,705
18,703 Rackspace Technology, Inc.* 31,421
66,232 Thoughtworks Holding, Inc.* 309,966
1,746 Tucows, Inc., Class A*
(a)
40,367
81,234 Unisys Corp.* 547,517
3,270,376
Leisure Products – 0.8%
15,128 Acushnet Holdings Corp. 958,208
79,560 Funko, Inc., Class A* 562,489
1,641 JAKKS Pacific, Inc.* 51,462
12,049 Malibu Boats, Inc., Class A* 503,046
25,758 MasterCraft Boat Holdings, Inc.* 498,932
6,588 Sturm Ruger & Co., Inc. 287,632
2,861,769
Life Sciences Tools & Services – 0.2%
45,540 Adaptive Biotechnologies Corp.* 167,132
999 Mesa Laboratories, Inc. 91,528
116,639 NanoString Technologies, Inc.* 48,008
9,545 Pacific Biosciences of California,
Inc.* 62,138
16,198 Quanterix Corp.* 357,814
726,620
Machinery – 3.0%
6,937 Chart Industries, Inc.* 809,687
18,552 Douglas Dynamics, Inc. 466,583
13,132 Federal Signal Corp. 1,010,901
18,914 Franklin Electric Co., Inc. 1,782,834
8,620 Gorman-Rupp Co. (The) 287,822
9,340 John Bean Technologies Corp. 922,418
922 Omega Flex, Inc. 64,319
8,914 Proto Labs, Inc.* 321,706
4,843 Standex International Corp. 715,117
8,669 Terex Corp. 532,537
71,135 Trinity Industries, Inc. 1,788,334
63,872 Wabash National Corp. 1,615,961

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
8,476 Watts Water Technologies, Inc.,
Class A $ 1,678,333
11,996,552
Marine Transportation – 0.3%
54,325 Costamare, Inc. (Monaco) 581,821
27,592 Golden Ocean Group Ltd.
(Norway) 291,647
14,836 Pangaea Logistics Solutions Ltd. 138,272
119,422 Safe Bulkers, Inc. (Greece) 482,465
1,494,205
Media – 0.7%
6,187 Cardlytics, Inc.* 47,269
648 Daily Journal Corp.* 208,215
4,514 EW Scripps Co. (The), Class A* 35,977
7,462 Gray Television, Inc. 71,262
98,908 Magnite, Inc.* 875,336
16,701 TechTarget, Inc.* 570,673
50,176 Thryv Holdings, Inc.* 1,025,597
2,834,329
Metals & Mining – 2.0%
1,283 Alpha Metallurgical Resources,
Inc. 512,225
71,732 ATI, Inc.* 2,931,687
39,723 Carpenter Technology Corp. 2,446,539
22,834 Haynes International, Inc. 1,271,169
1,712 Kaiser Aluminum Corp. 111,109
8,181 Olympic Steel, Inc. 552,872
16,950 SunCoke Energy, Inc. 173,737
7,999,338
Mortgage Real Estate Investment Trusts (REITs) – 1.2%
2,294 Angel Oak Mortgage REIT, Inc.
REIT 24,477
174,021 Arbor Realty Trust, Inc. REIT 2,314,479
59,567 BrightSpire Capital, Inc. REIT 425,904
52,660 Chimera Investment Corp. REIT 252,768
15,602 Invesco Mortgage Capital, Inc.
REIT 137,454
54,034 Ladder Capital Corp. REIT 590,592
40,847 PennyMac Mortgage Investment
Trust REIT 585,746
41,105 Two Harbors Investment Corp.
REIT 512,168
4,843,588
Multi-Utilities – 1.0%
55,947 Avista Corp. 1,902,758
43,153 Black Hills Corp. 2,233,599
4,136,357
Office REITs – 0.6%
119,058 Equity Commonwealth REIT 2,275,198
Oil, Gas & Consumable Fuels – 5.0%
9,971 CONSOL Energy, Inc. 943,257
216,931 DHT Holdings, Inc. 2,412,273
8,360 Dorian LPG Ltd. 312,999
90,770 Equitrans Midstream Corp. 924,946
17,723 Excelerate Energy, Inc., Class A 271,516
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
5,259 FLEX LNG Ltd. (Norway) $ 157,612
81,233 Golar LNG Ltd. (Cameroon) 1,771,692
16,925 Hallador Energy Co.* 144,370
25,797 International Seaways, Inc. 1,383,751
80,618 Kosmos Energy Ltd. (Ghana)* 488,545
9,100 Matador Resources Co. 499,499
474,652 Nordic American Tankers Ltd. 2,112,201
13,829 PBF Energy, Inc., Class A 698,503
20,918 Peabody Energy Corp. 558,511
43,262 Scorpio Tankers, Inc. (Monaco) 3,058,623
157,660 Teekay Corp. (Bermuda)* 1,417,363
43,365 Teekay Tankers Ltd., Class A
(Canada) 2,712,481
19,868,142
Passenger Airlines – 0.1%
8,683 SkyWest, Inc.* 462,457
Personal Care Products – 1.3%
21,839 elf Beauty, Inc.* 3,483,975
135,019 Herbalife Ltd.* 1,626,979
165 Inter Parfums, Inc. 22,960
5,133,914
Pharmaceuticals – 1.0%
12,448 Amylyx Pharmaceuticals, Inc.* 199,168
11,055 Axsome Therapeutics, Inc.* 995,282
22,797 Intra-Cellular Therapies, Inc.* 1,535,150
19,600 Ocular Therapeutix, Inc.* 95,256
47,691 Phibro Animal Health Corp.,
Class A 515,540
12,851 Prestige Consumer Healthcare,
Inc.* 790,850
4,131,246
Professional Services – 3.7%
191,383 Alight, Inc., Class A* 1,707,136
35,901 Asure Software, Inc.* 317,365
40,432 CBIZ, Inc.* 2,573,901
27,903 CSG Systems International, Inc. 1,403,800
93,663 ExlService Holdings, Inc.* 2,929,779
12,749 Franklin Covey Co.* 515,570
17,627 IBEX Holdings Ltd.* 317,639
5,193 Legalzoom.com, Inc.* 53,540
35,131 Parsons Corp.* 2,288,785
955 TriNet Group, Inc.* 108,583
164,530 Upwork, Inc.* 2,255,706
14,471,804
Real Estate Management & Development – 0.8%
83,749 Compass, Inc., Class A* 288,097
29,632 Douglas Elliman, Inc. 64,005
40,932 Forestar Group, Inc.* 1,279,534
154,699 Opendoor Technologies, Inc.* 529,071
106,470 Redfin Corp.* 868,795
3,029,502
Residential REITs – 0.6%
4,320 Centerspace REIT 236,563
55,988 NexPoint Residential Trust, Inc.
REIT 1,710,433

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – (continued)
36,736 UMH Properties, Inc. REIT $ 555,081
2,502,077
Retail REITs – 1.3%
5,629 Alexander's, Inc. REIT 1,237,198
105,259 Kite Realty Group Trust REIT 2,252,543
17,484 Macerich Co. (The) REIT 276,072
10,005 Tanger, Inc. REIT 269,135
41,210 Urban Edge Properties REIT 711,697
4,746,645
Semiconductors & Semiconductor Equipment – 1.9%
30,705 Amkor Technology, Inc. 972,120
14,409 Axcelis Technologies, Inc.* 1,873,891
2,463 Credo Technology Group
Holding Ltd.* 50,516
2,573 FormFactor, Inc.* 99,755
8,707 Ichor Holdings Ltd.* 315,193
6,778 Onto Innovation, Inc.* 1,094,647
45,719 PDF Solutions, Inc.* 1,426,433
12,389 Photronics, Inc.* 362,007
18,653 Rambus, Inc.* 1,278,290
1,621 SiTime Corp.* 172,750
7,645,602
Software – 6.3%
14,783 A10 Networks, Inc. 197,649
21,174 Alarm.com Holdings, Inc.* 1,287,803
11,349 Amplitude, Inc., Class A* 147,083
5,273 Appfolio, Inc., Class A* 1,156,158
40,771 Asana, Inc., Class A* 710,231
17,047 Braze, Inc., Class A* 921,390
6,082 C3.ai, Inc., Class A*
(a)
150,712
74,450 Cleanspark, Inc.* 599,323
110,850 Clear Secure, Inc., Class A 2,109,475
16,759 Everbridge, Inc.* 374,731
46,887 Freshworks, Inc., Class A* 1,040,891
26,190 LiveRamp Holdings, Inc.* 1,033,981
25,401 Marathon Digital Holdings, Inc.* 450,360
1,759 MicroStrategy, Inc., Class A* 881,628
41,382 Q2 Holdings, Inc.* 1,760,804
16,848 Qualys, Inc.* 3,187,136
5,594 Red Violet, Inc.* 104,496
45,683 Riot Platforms, Inc.* 497,945
6,020 Sapiens International Corp. NV
(Israel) 164,346
87,758 SolarWinds Corp.* 1,037,300
10,650 SPS Commerce, Inc.* 1,957,470
39,791 Tenable Holdings, Inc.* 1,874,156
65,876 Varonis Systems, Inc.* 2,956,515
46,060 Yext, Inc.* 273,136
16,528 Zeta Global Holdings Corp.,
Class A* 159,991
25,034,710
Specialized REITs – 0.0%
20,958 Uniti Group, Inc. REIT 110,239
Specialty Retail – 3.2%
9,360 Aaron's Co., Inc. (The) 96,315
12,181 Abercrombie & Fitch Co., Class
A* 1,241,244
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
16,344 Academy Sports & Outdoors,
Inc. $ 1,025,259
40,131 American Eagle Outfitters, Inc. 795,396
4,068 Boot Barn Holdings, Inc.* 291,838
43,116 Buckle, Inc. (The) 1,603,484
95,618 CarParts.com, Inc.* 257,213
19,663 Carvana Co.* 846,689
9,031 Cato Corp. (The), Class A 61,050
80,062 Foot Locker, Inc. 2,254,546
1,118 Group 1 Automotive, Inc. 290,747
6,887 Shoe Carnival, Inc. 175,618
12,050 Sleep Number Corp.* 124,115
24,724 Stitch Fix, Inc., Class A* 79,117
50,797 Urban Outfitters, Inc.* 1,930,286
38,498 Warby Parker, Inc., Class A* 490,849
1,359 Winmark Corp. 490,151
31,039 Zumiez, Inc.* 532,940
12,586,857
Technology Hardware, Storage & Peripherals – 1.4%
49,106 Eastman Kodak Co.* 169,415
9,898 Super Micro Computer, Inc.* 5,242,080
5,411,495
Textiles, Apparel & Luxury Goods – 0.6%
38,489 Figs, Inc., Class A* 221,697
19,764 Oxford Industries, Inc. 1,876,196
2,097,893
Tobacco – 0.1%
25,195 Vector Group Ltd. 263,792
Trading Companies & Distributors – 0.7%
2,097 Beacon Roofing Supply, Inc.* 173,820
110,729 DNOW, Inc.* 1,117,255
7,085 H&E Equipment Services, Inc. 381,102
2,938 McGrath RentCorp 369,160
71,651 MRC Global, Inc.* 763,800
1,756 Rush Enterprises, Inc., Class A 78,862
1,502 Xometry, Inc., Class A* 48,334
2,932,333
Water Utilities – 0.0%
3,395 York Water Co. (The) 121,813
Wireless Telecommunication Services – 0.1%
13,663 Telephone and Data Systems,
Inc. 262,466
TOTAL COMMON STOCKS
(Cost $350,728,286)
391,006,276
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
227,697 5.223% 227,697
(Cost $227,697)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $350,955,983)
391,233,973

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
2,755,280 5.223% $ 2,755,280
(Cost $2,755,280)
TOTAL INVESTMENTS – 99.2%
(Cost $353,711,263)
$ 393,989,253
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
3,192,722
NET ASSETS – 100.0%
$ 397,181,975
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.9%
Aerospace & Defense – 0.3%
8,878 Cadre Holdings, Inc. $ 301,763
Automobile Components – 1.5%
10,484 Atmus Filtration Technologies,
Inc.*
(a)
234,108
6,106 Dorman Products, Inc.* 497,089
3,537 Fox Factory Holding Corp.* 222,973
38,340 Goodyear Tire & Rubber Co.
(The)* 534,459
5,099 Luminar Technologies, Inc.*
(a)
13,869
3,353 Modine Manufacturing Co.* 231,659
1,734,157
Banks – 1.3%
1,187 BancFirst Corp. 105,061
12,565 Bancorp, Inc. (The)* 548,337
7,312 First Financial Bankshares, Inc. 228,354
1,393 Hanmi Financial Corp. 23,333
1,409 International Bancshares Corp. 74,480
9,228 OFG Bancorp (Puerto Rico) 339,313
2,742 Stock Yards Bancorp, Inc. 136,332
1,455,210
Beverages – 0.3%
1,048 National Beverage Corp.* 48,460
10,907 Primo Water Corp. 159,024
6,963 Vita Coco Co., Inc. (The)* 137,101
344,585
Biotechnology – 8.4%
22,937 89bio, Inc.* 227,076
14,567 ACADIA Pharmaceuticals, Inc.* 377,431
8,832 Aldeyra Therapeutics, Inc.* 27,644
7,622 Alector, Inc.* 45,427
17,405 Alkermes PLC* 470,805
2,209 Alpine Immune Sciences, Inc.* 58,782
7,135 Amicus Therapeutics, Inc.* 88,688
7,112 AnaptysBio, Inc.* 167,843
2,759 Arcellx, Inc.* 170,617
3,886 Arcus Biosciences, Inc.* 58,834
76,282 Aurinia Pharmaceuticals, Inc.
(Canada)* 575,166
13,428 BioCryst Pharmaceuticals, Inc.* 71,168
1,519 Biohaven Ltd.* 67,565
2,700 Biomea Fusion, Inc.*
(a)
48,816
7,293 Blueprint Medicines Corp.* 580,012
3,536 Bridgebio Pharma, Inc.* 121,249
1,389 Catalyst Pharmaceuticals, Inc.* 20,002
12,045 Cogent Biosciences, Inc.* 53,359
36,226 Coherus Biosciences, Inc.*
(a)
77,886
7,492 Cytokinetics, Inc.* 585,350
4,961 Day One Biopharmaceuticals,
Inc.* 74,663
11,672 Deciphera Pharmaceuticals, Inc.* 167,143
2,689 Denali Therapeutics, Inc.* 43,051
7,770 Design Therapeutics, Inc.* 18,415
737 Ideaya Biosciences, Inc.* 32,082
1,995 Keros Therapeutics, Inc.* 110,443
8,207 Kiniksa Pharmaceuticals Ltd.,
Class A* 144,689
4,227 Krystal Biotech, Inc.* 470,254
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
5,582 Kymera Therapeutics, Inc.* $ 182,978
575 Madrigal Pharmaceuticals, Inc.* 124,608
155,970 MannKind Corp.* 520,940
2,295 Merrimack Pharmaceuticals,
Inc.* 30,753
4,474 Mirum Pharmaceuticals, Inc.* 118,382
4,798 Morphic Holding, Inc.* 152,049
3,475 Mural Oncology PLC* 15,255
11,610 Precigen, Inc.* 16,022
2,721 Prothena Corp. PLC (Ireland)* 77,249
8,463 Relay Therapeutics, Inc.* 78,283
5,144 REVOLUTION Medicines, Inc.* 142,746
8,671 Rhythm Pharmaceuticals, Inc.* 382,478
71,962 Rigel Pharmaceuticals, Inc.* 84,196
14,317 Rocket Pharmaceuticals, Inc.* 411,327
10,235 SpringWorks Therapeutics, Inc.* 451,671
5,221 Sutro Biopharma, Inc.* 22,659
11,717 Syndax Pharmaceuticals, Inc.* 240,081
33,670 TG Therapeutics, Inc.* 546,801
196 Vaxcyte, Inc.* 13,998
4,951 Verve Therapeutics, Inc.* 53,570
28,989 Viking Therapeutics, Inc.* 699,795
1,863 Viridian Therapeutics, Inc.* 35,863
5,525 Voyager Therapeutics, Inc.* 40,167
26,043 Y-mAbs Therapeutics, Inc.* 333,090
9,729,421
Broadline Retail – 0.2%
458 Dillard's, Inc., Class A 177,370
Building Products – 1.4%
6,909 AAON, Inc. 484,735
2,600 American Woodmark Corp.* 237,328
1,739 CSW Industrials, Inc. 367,920
2,016 Masonite International Corp.* 185,573
2,139 Simpson Manufacturing Co., Inc. 387,138
1,662,694
Capital Markets – 1.7%
13,469 AssetMark Financial Holdings,
Inc.* 413,094
2,188 Moelis & Co., Class A 120,275
9,242 Open Lending Corp.* 67,836
24,516 Patria Investments Ltd., Class A
(Cayman Islands) 349,843
1,568 Piper Sandler Cos. 272,032
5,048 PJT Partners, Inc., Class A 485,466
1,794 Silvercrest Asset Management
Group, Inc., Class A 29,924
1,756 StoneX Group, Inc.* 115,457
2,650 Victory Capital Holdings, Inc.,
Class A 89,385
1,943,312
Chemicals – 2.0%
2,395 Hawkins, Inc. 159,435
11,332 HB Fuller Co. 858,626
7,144 Innospec, Inc. 829,490
10,870 Orion SA (Germany) 243,488
1,015 Quaker Chemical Corp. 192,789
2,283,828

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Commercial Services & Supplies – 0.3%
26,746 Healthcare Services Group, Inc.* $ 252,482
2,783 Montrose Environmental Group,
Inc.* 81,291
2,424 Pitney Bowes, Inc. 9,963
343,736
Communications Equipment – 0.6%
2,796 Calix, Inc.* 92,771
3,274 NetScout Systems, Inc.* 70,424
57,616 Viavi Solutions, Inc.* 566,365
729,560
Construction & Engineering – 3.3%
6,208 Comfort Systems USA, Inc. 1,350,054
4,347 Dycom Industries, Inc.* 485,560
14,483 Fluor Corp.* 546,154
8,317 IES Holdings, Inc.* 681,661
9,444 Sterling Infrastructure, Inc.* 709,244
3,772,673
Construction Materials – 0.5%
2,594 Summit Materials, Inc., Class A* 93,851
2,061 United States Lime & Minerals,
Inc. 533,119
626,970
Consumer Finance – 0.5%
2,815 FirstCash Holdings, Inc. 323,078
7,800 Upstart Holdings, Inc.*
(a)
247,728
570,806
Consumer Staples Distribution & Retail – 0.1%
815 Natural Grocers by Vitamin
Cottage, Inc. 12,184
1,522 PriceSmart, Inc. 115,702
840 Sprouts Farmers Market, Inc.* 42,311
170,197
Diversified Consumer Services – 3.4%
45,134 Coursera, Inc.* 863,865
5,829 Duolingo, Inc.* 1,042,750
18,388 European Wax Center, Inc., Class
A* 272,878
25,469 Frontdoor, Inc.* 834,364
26,340 Laureate Education, Inc. 332,411
2,381 Strategic Education, Inc. 223,957
3,630 Stride, Inc.* 217,618
11,018 Udemy, Inc.* 149,735
3,937,578
Electrical Equipment – 3.4%
9,835 Allient, Inc. 274,003
7,652 Atkore, Inc.* 1,167,160
1,225 Encore Wire Corp. 276,237
7,648 Enovix Corp.*
(a)
71,203
51,867 FTC Solar, Inc.* 26,011
19,455 NEXTracker, Inc., Class A* 880,728
3,936 Powell Industries, Inc. 466,534
11,063 Shoals Technologies Group, Inc.,
Class A* 145,700
3,787 Thermon Group Holdings, Inc.* 124,138
10,385 TPI Composites, Inc.*
(a)
28,039
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
10,918 Vicor Corp.* $ 411,281
3,871,034
Electronic Equipment, Instruments & Components – 2.4%
6,581 Badger Meter, Inc. 947,598
210 Belden, Inc. 15,578
5,128 Fabrinet (Thailand)* 1,094,879
2,995 Insight Enterprises, Inc.* 553,296
2,414 Napco Security Technologies,
Inc. 83,887
309 OSI Systems, Inc.* 39,561
2,734,799
Energy Equipment & Services – 2.0%
33,318 Borr Drilling Ltd. (Mexico)* 204,906
15,329 Cactus, Inc., Class A 650,563
20,567 ChampionX Corp. 563,741
4,545 Nabors Industries Ltd.* 384,416
3,760 Noble Corp. PLC 165,929
3,578 Tidewater, Inc.* 240,406
1,148 Weatherford International PLC* 102,803
2,312,764
Financial Services – 2.7%
16,753 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 402,910
37,330 Flywire Corp.* 797,742
21,371 I3 Verticals, Inc., Class A* 400,493
935 International Money Express,
Inc.* 19,261
24,833 Marqeta, Inc., Class A* 149,246
97,283 Payoneer Global, Inc.* 455,284
31,860 Remitly Global, Inc.* 546,080
17,430 StoneCo Ltd., Class A (Brazil)* 299,622
3,070,638
Food Products – 0.7%
4,829 J & J Snack Foods Corp. 768,922
Ground Transportation – 0.3%
18,253 Marten Transport Ltd. 337,681
3,268 PAM Transportation Services,
Inc.* 67,680
405,361
Health Care Equipment & Supplies – 3.4%
9,294 AtriCure, Inc.* 316,554
3,408 Axonics, Inc.* 231,335
3,489 CONMED Corp. 333,548
2,643 CVRx, Inc.* 66,392
2,219 Embecta Corp. 38,034
2,818 Glaukos Corp.* 250,886
9,102 Inari Medical, Inc.* 518,359
11,521 Lantheus Holdings, Inc.* 598,285
2,916 LeMaitre Vascular, Inc. 169,245
2,089 Merit Medical Systems, Inc.* 163,569
17,186 Pulmonx Corp.* 228,230
6,295 Surmodics, Inc.* 221,647
1,933 Tactile Systems Technology,
Inc.* 29,324
2,688 UFP Technologies, Inc.* 452,955

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
3,186 Utah Medical Products, Inc. $ 252,363
3,870,726
Health Care Providers & Services – 4.9%
12,738 Accolade, Inc.* 144,194
551 Addus HomeCare Corp.* 47,717
29,144 Agiliti, Inc.* 206,631
21,470 Alignment Healthcare, Inc.* 143,849
912 CorVel Corp.* 214,630
105 Ensign Group, Inc. (The) 11,888
2,395 Guardant Health, Inc.* 52,522
17,196 HealthEquity, Inc.* 1,299,674
60,450 Hims & Hers Health, Inc.* 518,661
21,616 Joint Corp. (The)* 210,972
2,695 ModivCare, Inc.* 107,180
12,946 Option Care Health, Inc.* 404,433
23,120 Pennant Group, Inc. (The)* 347,031
4,741 PetIQ, Inc.* 85,196
5,759 Privia Health Group, Inc.* 116,101
13,667 Progyny, Inc.* 520,576
27,128 Select Medical Holdings Corp. 705,057
8,143 Surgery Partners, Inc.* 249,909
30,500 Viemed Healthcare, Inc.* 247,660
5,633,881
Health Care Technology – 0.6%
1,407 Evolent Health, Inc., Class A* 41,380
12,199 Health Catalyst, Inc.* 119,184
8,559 Phreesia, Inc.* 218,084
12,918 Schrodinger, Inc.* 341,681
720,329
Hotel & Resort REITs – 2.3%
40,807 Chatham Lodging Trust REIT 428,473
20,673 DiamondRock Hospitality Co.
REIT 188,951
51,203 RLJ Lodging Trust REIT 592,931
11,409 Ryman Hospitality Properties,
Inc. REIT 1,253,849
21,946 Service Properties Trust REIT 169,643
2,633,847
Hotels, Restaurants & Leisure – 2.4%
1,199 Brinker International, Inc.* 51,305
9,450 Cheesecake Factory, Inc. (The) 324,796
15,269 Chuy's Holdings, Inc.* 516,245
2,974 Dine Brands Global, Inc. 138,737
21,185 Everi Holdings, Inc.* 220,536
2,745 Global Business Travel Group I* 15,894
19,071 International Game Technology
PLC 495,083
14,875 ONE Group Hospitality, Inc.
(The)* 65,450
34,274 Portillo's, Inc., Class A* 470,925
4,427 Shake Shack, Inc., Class A* 334,504
15,817 Xponential Fitness, Inc., Class
A* 174,936
2,808,411
Shares Description Value
aa
Common Stocks – (continued)
Household Durables – 0.9%
5,497 Dream Finders Homes, Inc.,
Class A* $ 180,687
889 LGI Homes, Inc.* 104,911
5,496 M/I Homes, Inc.* 700,300
985,898
Household Products – 0.7%
2,928 WD-40 Co. 758,293
Insurance – 1.6%
15,450 BRP Group, Inc., Class A* 346,698
3,864 Crawford & Co., Class A 46,909
10,464 Goosehead Insurance, Inc., Class
A* 807,821
604 HCI Group, Inc. 54,161
13,880 James River Group Holdings Ltd. 132,831
5,198 Palomar Holdings, Inc.* 311,204
929 Selective Insurance Group, Inc. 97,415
1,797,039
Interactive Media & Services – 2.3%
617 Bumble, Inc., Class A* 8,465
19,237 Cars.com, Inc.* 335,301
40,523 Eventbrite, Inc., Class A* 339,178
21,676 fuboTV, Inc.* 53,973
26,452 Grindr, Inc. (Singapore)* 229,603
136,270 Vimeo, Inc.* 540,992
18,107 Yelp, Inc.* 791,819
22,105 ZipRecruiter, Inc., Class A* 307,702
2,607,033
IT Services – 1.2%
15,278 DigitalOcean Holdings, Inc.* 515,174
22,135 Fastly, Inc., Class A* 445,356
3,904 Information Services Group, Inc. 17,256
5,470 Perficient, Inc.* 372,671
30,346 Rackspace Technology, Inc.* 50,981
33,273 Thoughtworks Holding, Inc.* 155,718
1,557,156
Leisure Products – 1.2%
12,055 Acushnet Holdings Corp. 763,564
30,384 Funko, Inc., Class A* 214,815
10,250 MasterCraft Boat Holdings, Inc.* 198,543
3,402 Sturm Ruger & Co., Inc. 148,531
1,325,453
Life Sciences Tools & Services – 0.1%
12,451 Adaptive Biotechnologies Corp.* 45,695
4,697 Harvard Bioscience, Inc.* 20,667
407 Mesa Laboratories, Inc. 37,289
32,227 NanoString Technologies, Inc.* 13,265
3,197 Pacific Biosciences of California,
Inc.* 20,812
137,728
Machinery – 4.5%
4,786 Chart Industries, Inc.* 558,622
10,025 Douglas Dynamics, Inc. 252,129
12,052 Federal Signal Corp. 927,763
8,900 Franklin Electric Co., Inc. 838,914
4,661 John Bean Technologies Corp. 460,321

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
1,749 Omega Flex, Inc. $ 122,010
2,029 Shyft Group, Inc. (The) 21,974
3,472 Standex International Corp. 512,676
3,919 Terex Corp. 240,744
4,980 Trinity Industries, Inc. 125,197
26,331 Wabash National Corp. 666,174
2,134 Watts Water Technologies, Inc.,
Class A 422,553
5,149,077
Media – 0.5%
137 Daily Journal Corp.* 44,021
12,447 Magnite, Inc.* 110,156
13,935 TechTarget, Inc.* 476,159
630,336
Metals & Mining – 1.5%
26,820 ATI, Inc.* 1,096,133
8,836 Carpenter Technology Corp. 544,209
1,431 Haynes International, Inc. 79,664
642 Kaiser Aluminum Corp. 41,666
1,761,672
Mortgage Real Estate Investment Trusts (REITs) – 0.1%
4,880 Arbor Realty Trust, Inc. REIT 64,904
Oil, Gas & Consumable Fuels – 1.9%
155 CONSOL Energy, Inc. 14,663
48,654 DHT Holdings, Inc. 541,032
1,231 Dorian LPG Ltd. 46,089
4,421 Energy Fuels, Inc.* 33,379
4,152 Excelerate Energy, Inc., Class A 63,609
12,669 Kosmos Energy Ltd. (Ghana)* 76,774
123,949 Nordic American Tankers Ltd. 551,573
844 Peabody Energy Corp. 22,535
5,989 Scorpio Tankers, Inc. (Monaco) 423,422
7,250 Teekay Tankers Ltd., Class A
(Canada) 453,487
2,226,563
Personal Care Products – 1.6%
8,885 elf Beauty, Inc.* 1,417,424
39,597 Herbalife Ltd.* 477,144
1,894,568
Pharmaceuticals – 2.0%
8,081 Amylyx Pharmaceuticals, Inc.* 129,296
3,409 Arvinas, Inc.* 141,474
6,545 Axsome Therapeutics, Inc.* 589,246
1,413 Cassava Sciences, Inc.*
(a)
33,841
3,222 Corcept Therapeutics, Inc.* 67,984
4,116 Cymabay Therapeutics, Inc.* 96,767
12,656 Intra-Cellular Therapies, Inc.* 852,255
31,443 Ocular Therapeutix, Inc.* 152,813
3,328 Phibro Animal Health Corp.,
Class A 35,976
5,906 Supernus Pharmaceuticals, Inc.* 163,478
2,263,130
Professional Services – 4.6%
14,694 CBIZ, Inc.* 935,420
14,371 CSG Systems International, Inc. 723,005
Shares Description Value
aa
Common Stocks – (continued)
Professional Services – (continued)
35,338 ExlService Holdings, Inc.* $ 1,105,373
3,044 Exponent, Inc. 268,450
1,691 Forrester Research, Inc.* 43,087
6,428 Franklin Covey Co.* 259,948
1,095 Huron Consulting Group, Inc.* 113,365
4,728 IBEX Holdings Ltd.* 85,199
2,079 Insperity, Inc. 238,441
9,406 Parsons Corp.* 612,801
2,016 TriNet Group, Inc.* 229,219
52,799 Upwork, Inc.* 723,874
5,338,182
Real Estate Management & Development – 0.5%
35,170 Redfin Corp.* 286,987
4,262 St Joe Co. (The) 235,263
522,250
Residential REITs – 0.3%
12,656 NexPoint Residential Trust, Inc.
REIT 386,641
Retail REITs – 0.6%
2,972 Alexander's, Inc. REIT 653,216
2,230 Tanger, Inc. REIT 59,987
713,203
Semiconductors & Semiconductor Equipment – 3.6%
6,350 Axcelis Technologies, Inc.* 825,817
8,149 Credo Technology Group
Holding Ltd.* 167,136
7,308 FormFactor, Inc.* 283,331
3,505 inTEST Corp.* 41,815
2,033 MACOM Technology Solutions
Holdings, Inc.* 175,306
177 NVE Corp. 14,158
5,256 Onto Innovation, Inc.* 848,844
21,229 PDF Solutions, Inc.* 662,345
13,905 Rambus, Inc.* 952,910
2,081 SiTime Corp.* 221,772
4,193,434
Software – 10.9%
14,747 A10 Networks, Inc. 197,167
1,189 Agilysys, Inc.* 99,531
8,025 Alarm.com Holdings, Inc.* 488,081
2,654 Alkami Technology, Inc.* 65,341
8,649 Amplitude, Inc., Class A* 112,091
2,964 Appfolio, Inc., Class A* 649,887
21,087 Asana, Inc., Class A* 367,336
1,459 Blackbaud, Inc.* 118,062
9,009 Braze, Inc., Class A* 486,936
3,900 C3.ai, Inc., Class A*
(a)
96,642
1,570 Cleanspark, Inc.* 12,639
36,631 Clear Secure, Inc., Class A 697,088
4,680 Domo, Inc., Class B* 50,872
11,781 Everbridge, Inc.* 263,423
23,163 Expensify, Inc., Class A* 37,524
34,455 Freshworks, Inc., Class A* 764,901
9,596 Instructure Holdings, Inc.* 236,349
1,463 Intapp, Inc.* 63,026
17,281 Marathon Digital Holdings, Inc.* 306,392
1,078 MicroStrategy, Inc., Class A* 540,304

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
3,919 Mitek Systems, Inc.* $ 49,379
15,940 Q2 Holdings, Inc.* 678,247
6,686 Qualys, Inc.* 1,264,791
6,186 Rapid7, Inc.* 340,416
9,165 Red Violet, Inc.* 171,202
17,772 Riot Platforms, Inc.* 193,715
12,485 Sapiens International Corp. NV
(Israel) 340,841
6,033 SPS Commerce, Inc.* 1,108,865
23,454 Tenable Holdings, Inc.* 1,104,683
23,961 Varonis Systems, Inc.* 1,075,370
6,355 Verint Systems, Inc.* 188,680
729 Weave Communications, Inc.* 9,142
46,028 Yext, Inc.* 272,946
11,008 Zeta Global Holdings Corp.,
Class A* 106,557
12,558,426
Specialty Retail – 2.5%
13,622 Academy Sports & Outdoors,
Inc. 854,508
4,409 Boot Barn Holdings, Inc.* 316,302
17,629 Buckle, Inc. (The) 655,623
29,342 CarParts.com, Inc.* 78,930
3,423 Carvana Co.* 147,394
3,587 Foot Locker, Inc. 101,010
9,056 Urban Outfitters, Inc.* 344,128
29,958 Warby Parker, Inc., Class A* 381,964
2,879,859
Technology Hardware, Storage & Peripherals – 2.3%
10,783 Eastman Kodak Co.* 37,201
4,877 Super Micro Computer, Inc.* 2,582,908
2,620,109
Textiles, Apparel & Luxury Goods – 0.6%
14,680 Figs, Inc., Class A* 84,557
6,114 Oxford Industries, Inc. 580,402
664,959
Trading Companies & Distributors – 1.5%
2,424 Applied Industrial Technologies,
Inc. 427,739
6,432 H&E Equipment Services, Inc. 345,978
1,223 Herc Holdings, Inc. 180,380
4,995 McGrath RentCorp 627,622
11,114 MRC Global, Inc.* 118,475
1,700,194
Water Utilities – 0.5%
4,103 American States Water Co. 306,084
7,716 York Water Co. (The) 276,850
582,934
TOTAL COMMON STOCKS
(Cost $100,737,522)
113,933,613
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
143,434 5.223% $ 143,434
(Cost $143,434)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $100,880,956)
114,077,047
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
857,425 5.223% 857,425
(Cost $857,425)
TOTAL INVESTMENTS – 99.7%
(Cost $101,738,381)
$ 114,934,472
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
376,102
NET ASSETS – 100.0%
$ 115,310,574
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Aerospace & Defense – 2.8%
16,226 General Dynamics Corp. $ 4,299,728
26,120 Lockheed Martin Corp. 11,216,189
25,986 Northrop Grumman Corp. 11,609,505
27,125,422
Air Freight & Logistics – 1.0%
69,858 United Parcel Service, Inc.,
Class B 9,912,850
Automobile Components – 0.6%
16,663 Aptiv PLC* 1,355,202
34,698 Lear Corp. 4,611,364
5,966,566
Automobiles – 0.7%
36,532 Tesla, Inc.* 6,842,078
Banks – 1.8%
346,561 Bank of America Corp. 11,786,539
22,407 Cullen/Frost Bankers, Inc. 2,377,831
982 First Citizens BancShares, Inc.,
Class A 1,482,820
12,258 JPMorgan Chase & Co. 2,137,305
17,784,495
Beverages – 1.1%
191,210 Monster Beverage Corp.* 10,520,374
Biotechnology – 0.6%
16,781 Moderna, Inc.* 1,695,720
26,570 Neurocrine Biosciences, Inc.* 3,713,689
1,151 Vertex Pharmaceuticals, Inc.* 498,820
5,908,229
Broadline Retail – 3.7%
233,458 Amazon.com, Inc.* 36,232,682
Building Products – 0.1%
1,195 Lennox International, Inc. 511,651
Capital Markets – 2.7%
6,580 Ameriprise Financial, Inc. 2,545,342
30,567 CME Group, Inc. 6,291,911
34,436 Coinbase Global, Inc., Class A* 4,414,695
126,983 Northern Trust Corp. 10,112,926
80,319 Robinhood Markets, Inc., Class
A* 862,626
13,149 Tradeweb Markets, Inc., Class A 1,254,283
11,956 XP, Inc., Class A (Brazil) 293,879
25,775,662
Chemicals – 1.9%
11,301 Axalta Coating Systems Ltd.* 366,378
19,318 Corteva, Inc. 878,583
19,425 Linde PLC 7,863,823
34,581 PPG Industries, Inc. 4,877,304
38,582 RPM International, Inc. 4,115,156
18,101,244
Communications Equipment – 2.3%
2,659 Arista Networks, Inc.* 687,830
287,909 Cisco Systems, Inc. 14,447,274
21,113 Motorola Solutions, Inc. 6,745,603
21,880,707
Shares Description Value
aa
Common Stocks – (continued)
Construction Materials – 1.5%
9,993 Martin Marietta Materials, Inc. $ 5,080,641
42,058 Vulcan Materials Co. 9,505,529
14,586,170
Consumer Finance – 1.4%
89,541 Capital One Financial Corp. 12,116,688
25,572 Synchrony Financial 993,984
13,110,672
Consumer Staples Distribution & Retail – 1.8%
25,001 Costco Wholesale Corp. 17,372,695
Distributors – 0.2%
44,821 LKQ Corp. 2,091,796
798 Pool Corp. 296,258
2,388,054
Electric Utilities – 0.5%
151,575 Exelon Corp. 5,276,326
Electrical Equipment – 1.5%
67,129 AMETEK, Inc. 10,878,254
38,897 nVent Electric PLC 2,335,376
5,531 Rockwell Automation, Inc. 1,400,892
14,614,522
Energy Equipment & Services – 0.5%
137,983 Baker Hughes Co. 3,932,515
14,231 Schlumberger NV 693,050
4,625,565
Entertainment – 1.4%
1,543 Electronic Arts, Inc. 212,286
23,703 Netflix, Inc.* 13,371,099
13,583,385
Financial Services – 5.8%
71,128 Berkshire Hathaway, Inc., Class
B* 27,294,659
55,276 Fiserv, Inc.* 7,842,006
2,447 Jack Henry & Associates, Inc. 405,786
76,515 Visa, Inc., Class A 20,908,489
56,450,940
Food Products – 1.1%
166,526 General Mills, Inc. 10,809,203
Gas Utilities – 0.1%
7,512 Atmos Energy Corp. 855,917
Ground Transportation – 0.1%
29,645 CSX Corp. 1,058,326
31,750 Lyft, Inc., Class A* 396,558
1,454,884
Health Care Equipment & Supplies – 1.1%
136,845 Boston Scientific Corp.* 8,656,815
23,872 Edwards Lifesciences Corp.* 1,873,236
10,530,051
Health Care Providers & Services – 4.0%
26,521 Elevance Health, Inc. 13,086,523
15,196 Encompass Health Corp. 1,079,524
2,451 Humana, Inc. 926,625
42,011 UnitedHealth Group, Inc. 21,498,709

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – (continued)
10,941 Universal Health Services, Inc.,
Class B $ 1,737,540
38,328,921
Health Care REITs – 0.1%
12,454 Welltower, Inc. REIT 1,077,396
Health Care Technology – 0.5%
23,108 Veeva Systems, Inc., Class A* 4,792,830
Hotel & Resort REITs – 1.7%
528,184 Host Hotels & Resorts, Inc.
REIT 10,151,696
394,544 Park Hotels & Resorts, Inc. REIT 5,949,724
16,101,420
Hotels, Restaurants & Leisure – 2.8%
47,033 Airbnb, Inc., Class A* 6,779,337
2,488 Booking Holdings, Inc.* 8,726,585
4,834 Chipotle Mexican Grill, Inc.* 11,643,994
4,401 Wynn Resorts Ltd. 415,587
27,565,503
Household Durables – 1.3%
66,172 D.R. Horton, Inc. 9,456,640
31,137 PulteGroup, Inc. 3,255,685
12,712,325
Household Products – 1.1%
84,791 Kimberly-Clark Corp. 10,257,167
Industrial REITs – 0.3%
55,186 Rexford Industrial Realty, Inc.
REIT 2,902,232
Insurance – 2.7%
5,688 Kinsale Capital Group, Inc. 2,261,378
74,665 Progressive Corp. (The) 13,309,036
51,735 Travelers Cos., Inc. (The) 10,934,710
26,505,124
Interactive Media & Services – 6.1%
54,251 Alphabet, Inc., Class A* 7,600,565
221,419 Alphabet, Inc., Class C* 31,397,214
51,011 Meta Platforms, Inc., Class A* 19,901,432
58,899,211
IT Services – 1.3%
31,288 International Business Machines
Corp. 5,746,354
17,974 Okta, Inc.* 1,485,551
26,451 VeriSign, Inc.* 5,260,575
12,492,480
Life Sciences Tools & Services – 1.8%
30,789 Bruker Corp. 2,201,721
41,120 IQVIA Holdings, Inc.* 8,562,418
3,169 Medpace Holdings, Inc.* 924,017
4,892 Mettler-Toledo International,
Inc.* 5,856,654
17,544,810
Machinery – 0.7%
47,212 Otis Worldwide Corp. 4,175,429
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
6,317 Parker-Hannifin Corp. $ 2,934,247
7,109,676
Media – 0.7%
25,890 Paramount Global, Class B 377,735
91,028 Trade Desk, Inc. (The), Class A* 6,229,046
6,606,781
Metals & Mining – 0.6%
1,382 Nucor Corp. 258,337
44,619 Steel Dynamics, Inc. 5,385,067
5,643,404
Oil, Gas & Consumable Fuels – 1.8%
132,783 Antero Resources Corp.* 2,966,372
59,789 Cheniere Energy, Inc. 9,804,798
58,227 Devon Energy Corp. 2,446,699
15,477 Valero Energy Corp. 2,149,755
17,367,624
Personal Care Products – 0.4%
210,991 Kenvue, Inc. 4,380,173
Pharmaceuticals – 1.8%
81,390 Bristol-Myers Squibb Co. 3,977,529
2,527 Eli Lilly & Co. 1,631,457
1,117 Johnson & Johnson 177,491
27,627 Royalty Pharma PLC, Class A 784,331
60,151 Zoetis, Inc. 11,296,959
17,867,767
Professional Services – 0.1%
4,673 FTI Consulting, Inc.* 895,393
Real Estate Management & Development – 0.6%
55,870 CoStar Group, Inc.* 4,664,028
17,280 Zillow Group, Inc., Class C* 982,195
5,646,223
Residential REITs – 1.1%
131,980 American Homes 4 Rent, Class
A REIT 4,625,899
27,616 AvalonBay Communities, Inc.
REIT 4,943,540
23,736 Invitation Homes, Inc. REIT 781,626
10,351,065
Semiconductors & Semiconductor Equipment – 5.7%
41,892 Applied Materials, Inc. 6,882,856
1,834 Broadcom, Inc. 2,164,120
6,643 Microchip Technology, Inc. 565,851
31,371 Micron Technology, Inc. 2,690,063
48,071 NVIDIA Corp. 29,576,644
1,511 Skyworks Solutions, Inc. 157,839
81,341 Texas Instruments, Inc. 13,024,321
55,061,694
Software – 13.5%
28,935 Crowdstrike Holdings, Inc.,
Class A* 8,463,488
210,014 Dropbox, Inc., Class A* 6,653,244
22,650 Intuit, Inc. 14,299,624
178,143 Microsoft Corp. 70,826,094

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
15,494 Oracle Corp. $ 1,730,680
60,869 Salesforce, Inc.* 17,109,667
11,723 ServiceNow, Inc.* 8,972,784
12,008 Zscaler, Inc.* 2,829,925
130,885,506
Specialized REITs – 0.1%
5,747 SBA Communications Corp.
REIT 1,286,523
Specialty Retail – 1.1%
78,473 Ross Stores, Inc. 11,008,193
Technology Hardware, Storage & Peripherals – 9.8%
400,512 Apple, Inc. 73,854,413
130,078 Dell Technologies, Inc., Class C 10,780,864
665,772 Hewlett Packard Enterprise Co. 10,179,654
94,814,931
Textiles, Apparel & Luxury Goods – 0.4%
16,864 Ralph Lauren Corp. 2,422,851
18,983 Skechers USA, Inc., Class A* 1,185,298
3,608,149
Trading Companies & Distributors – 0.6%
48,567 Core & Main, Inc., Class A* 2,006,303
18,518 Ferguson PLC 3,478,791
5,485,094
TOTAL INVESTMENTS – 99.0%
(Cost $721,413,126)
$ 959,417,959
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
9,748,586
NET ASSETS – 100.0%
$ 969,166,545
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.9%
Aerospace & Defense – 1.3%
88,292 AAR Corp.* $ 5,369,919
130,412 Kratos Defense & Security
Solutions, Inc.* 2,207,875
28,546 National Presto Industries, Inc. 2,259,987
107,587 Triumph Group, Inc.* 1,742,909
11,580,690
Automobile Components – 1.9%
137,909 Adient PLC* 4,786,822
79,220 Atmus Filtration Technologies,
Inc.*
(a)
1,768,983
585,967 Goodyear Tire & Rubber Co.
(The)* 8,168,380
73,551 Holley, Inc.* 350,838
22,088 Modine Manufacturing Co.* 1,526,060
16,601,083
Banks – 16.6%
43,006 1st Source Corp. 2,247,924
104,024 Amalgamated Financial Corp. 2,762,877
96,494 Ameris Bancorp 4,789,962
6,625 Atlantic Union Bankshares Corp. 226,310
56,838 Axos Financial, Inc.* 3,150,530
42,155 BancFirst Corp. 3,731,139
59,836 Bancorp, Inc. (The)* 2,611,243
134,746 BankUnited, Inc. 3,807,922
2,063 Bankwell Financial Group, Inc. 57,248
64,027 Banner Corp. 2,982,378
65,001 BayCom Corp. 1,326,670
60,315 Business First Bancshares, Inc. 1,360,103
41,043 Byline Bancorp, Inc. 896,379
37,404 Cadence Bank 995,694
26,315 Capital Bancorp, Inc. 572,614
10,631 Cathay General Bancorp 437,678
156,037 Central Pacific Financial Corp. 3,006,833
5,588 City Holding Co. 571,149
2,413 Community Bank System, Inc. 110,443
32,481 Community Trust Bancorp, Inc. 1,347,962
223,403 CVB Financial Corp. 3,746,468
15,434 Eagle Bancorp, Inc. 382,609
65,989 Enterprise Financial Services
Corp. 2,747,122
20,629 Financial Institutions, Inc. 431,146
266,413 First BanCorp. (Puerto Rico) 4,443,769
20,342 First Bancshares, Inc. (The) 517,297
249,953 First Commonwealth Financial
Corp. 3,501,842
177,604 First Financial Bancorp 3,981,882
3,817 First Financial Corp. 150,466
129,595 Fulton Financial Corp. 2,020,386
55,562 Glacier Bancorp, Inc. 2,148,027
42,507 Great Southern Bancorp, Inc. 2,214,190
117,246 Hancock Whitney Corp. 5,288,967
162,315 Hanmi Financial Corp. 2,718,776
100,438 Heartland Financial USA, Inc. 3,562,536
119,485 Heritage Commerce Corp. 1,062,222
155,261 Heritage Financial Corp. 3,128,509
49,753 Home BancShares, Inc. 1,166,210
34,702 HomeTrust Bancshares, Inc. 942,159
207,645 Hope Bancorp, Inc. 2,300,707
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
8,983 Independent Bank Corp. $ 503,856
113,783 Independent Bank Corp. 2,894,640
11,321 Independent Bank Group, Inc. 547,370
87,029 International Bancshares Corp. 4,600,353
8,535 Macatawa Bank Corp. 90,983
100,375 National Bank Holdings Corp.,
Class A 3,513,125
24,598 Northeast Community Bancorp,
Inc. 423,824
103,341 OFG Bancorp (Puerto Rico) 3,799,849
49,626 Old National Bancorp 817,340
81,591 Old Second Bancorp, Inc. 1,111,269
97,694 Origin Bancorp, Inc. 2,979,667
38,022 PCB Bancorp 636,869
37,666 Preferred Bank 2,705,925
201,671 Provident Financial Services, Inc. 3,337,655
91,938 Renasant Corp. 2,907,999
56,544 Sierra Bancorp 1,173,288
9,849 Southern First Bancshares, Inc.* 369,239
102,792 Southside Bancshares, Inc. 3,217,390
35,712 SouthState Corp. 2,967,667
75,334 Texas Capital Bancshares, Inc.* 4,595,374
8,608 Timberland Bancorp, Inc. 240,766
101,983 TrustCo Bank Corp. 2,947,309
63,858 UMB Financial Corp. 5,268,285
95,242 United Bankshares, Inc. 3,414,426
6,496 United Community Banks, Inc. 177,601
16,548 Unity Bancorp, Inc. 453,250
45,827 Valley National Bancorp 440,856
148,652 Veritex Holdings, Inc. 3,123,179
3,860 WaFd, Inc. 112,094
55,641 WesBanco, Inc. 1,632,507
17,556 WSFS Financial Corp. 781,418
145,233,721
Beverages – 0.6%
336,396 Primo Water Corp. 4,904,654
Biotechnology – 4.8%
16,745 4D Molecular Therapeutics, Inc.* 288,851
30,167 Agios Pharmaceuticals, Inc.* 682,378
170,966 Allogene Therapeutics, Inc.* 601,800
7,417 Alpine Immune Sciences, Inc.* 197,366
18,301 Arcturus Therapeutics Holdings,
Inc.* 603,384
61,725 Arcus Biosciences, Inc.* 934,516
350,613 Aurinia Pharmaceuticals, Inc.
(Canada)* 2,643,622
16,304 Avidity Biosciences, Inc.* 199,398
88,540 Biohaven Ltd.* 3,938,259
16,620 CareDx, Inc.* 142,267
103,830 Deciphera Pharmaceuticals, Inc.* 1,486,846
69,894 Design Therapeutics, Inc.* 165,649
263,690 Emergent BioSolutions, Inc.* 440,362
65,774 Enanta Pharmaceuticals, Inc.* 799,154
128,574 Erasca, Inc.* 214,719
30,313 Fate Therapeutics, Inc.* 186,728
167,719 Generation Bio Co.* 315,312
33,685 Inozyme Pharma, Inc.* 185,268
4,331 Intellia Therapeutics, Inc.* 103,164

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
321,496 Iovance Biotherapeutics, Inc.* $ 2,485,164
143,640 iTeos Therapeutics, Inc.* 1,429,218
26,697 KalVista Pharmaceuticals, Inc.* 421,012
186,335 Kiniksa Pharmaceuticals Ltd.,
Class A* 3,285,086
173,967 Kodiak Sciences, Inc.* 697,608
52,180 Kura Oncology, Inc.* 1,050,905
70,074 MacroGenics, Inc.* 1,002,058
392,821 MannKind Corp.* 1,312,022
142,721 Nurix Therapeutics, Inc.* 1,127,496
87,033 Olema Pharmaceuticals, Inc.* 1,134,910
249,012 PMV Pharmaceuticals, Inc.* 438,261
103,321 Poseida Therapeutics, Inc.* 355,424
45,006 REGENXBIO, Inc.* 554,474
187,570 Relay Therapeutics, Inc.* 1,735,022
149,316 Sana Biotechnology, Inc.* 819,745
34,809 Scholar Rock Holding Corp.* 485,586
431,856 Sutro Biopharma, Inc.* 1,874,255
80,663 TG Therapeutics, Inc.* 1,309,967
175,885 Vanda Pharmaceuticals, Inc.* 633,186
101,780 Veracyte, Inc.* 2,546,536
74,591 Verve Therapeutics, Inc.* 807,075
73,283 Viking Therapeutics, Inc.* 1,769,052
7,392 Vir Biotechnology, Inc.* 69,485
59,651 Y-mAbs Therapeutics, Inc.* 762,936
42,235,526
Broadline Retail – 0.1%
109,480 Big Lots, Inc. 628,415
19,282 ContextLogic, Inc., Class A* 84,262
712,677
Building Products – 1.4%
41,478 American Woodmark Corp.* 3,786,112
411,112 Masterbrand, Inc.* 5,784,346
14,770 Quanex Building Products Corp. 461,119
119,515 Resideo Technologies, Inc.* 2,004,267
12,035,844
Capital Markets – 0.6%
79,268 StoneX Group, Inc.* 5,211,871
Chemicals – 1.3%
31,380 Aspen Aerogels, Inc.* 352,397
6,201 Core Molding Technologies,
Inc.* 107,277
39,069 Innospec, Inc. 4,536,302
10,475 Koppers Holdings, Inc. 535,691
40,352 Mativ Holdings, Inc. 485,435
82,780 Minerals Technologies, Inc. 5,409,673
11,426,775
Commercial Services & Supplies – 1.2%
31,442 BrightView Holdings, Inc.* 280,777
130,034 Deluxe Corp. 2,458,943
172,982 Ennis, Inc. 3,523,643
224,407 Steelcase, Inc., Class A 2,845,481
8,109 UniFirst Corp. 1,373,827
10,482,671
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – 0.6%
254,039 NetScout Systems, Inc.* $ 5,464,379
Construction & Engineering – 1.1%
7,165 Arcosa, Inc. 560,876
5,984 Comfort Systems USA, Inc. 1,301,341
15,161 Limbach Holdings, Inc.* 651,923
178,811 Primoris Services Corp. 5,865,001
21,291 Sterling Infrastructure, Inc.* 1,598,954
9,978,095
Construction Materials – 1.1%
18,487 Knife River Corp.* 1,210,713
234,627 Summit Materials, Inc., Class A* 8,488,805
9,699,518
Consumer Finance – 0.4%
3,299 Encore Capital Group, Inc.* 165,214
16,050 Enova International, Inc.* 873,602
23,299 Green Dot Corp., Class A* 209,924
19,846 Nelnet, Inc., Class A 1,729,182
1,301 World Acceptance Corp.* 170,834
3,148,756
Consumer Staples Distribution & Retail – 0.4%
47,638 Natural Grocers by Vitamin
Cottage, Inc. 712,188
38,443 Weis Markets, Inc. 2,335,412
3,047,600
Diversified Consumer Services – 2.3%
31,752 Adtalem Global Education, Inc.* 1,602,841
203,644 Coursera, Inc.* 3,897,746
19,899 Duolingo, Inc.* 3,559,732
6,705 European Wax Center, Inc., Class
A* 99,502
3,339 Frontdoor, Inc.* 109,386
2,135 Graham Holdings Co., Class B 1,538,054
114,899 Perdoceo Education Corp. 2,079,672
68,893 Strategic Education, Inc. 6,480,075
145,867 WW International, Inc.* 548,460
19,915,468
Diversified REITs – 0.6%
224,923 American Assets Trust, Inc.
REIT 5,045,023
9,345 Essential Properties Realty Trust,
Inc. REIT 232,784
5,277,807
Diversified Telecommunication Services – 0.3%
8,985 Bandwidth, Inc., Class A* 124,353
32,341 Liberty Latin America Ltd., Class
A (Puerto Rico)* 227,681
340,230 Liberty Latin America Ltd., Class
C (Puerto Rico)* 2,422,437
127,550 Lumen Technologies, Inc.* 155,611
2,930,082
Electrical Equipment – 2.7%
2,189 Atkore, Inc.* 333,888
36,840 Encore Wire Corp. 8,307,420
165,917 FTC Solar, Inc.* 83,207
17,193 NEXTracker, Inc., Class A* 778,327

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
62,969 Powell Industries, Inc. $ 7,463,716
174,461 Thermon Group Holdings, Inc.* 5,718,832
17,431 Vicor Corp.* 656,626
23,342,016
Electronic Equipment, Instruments & Components – 1.5%
76,967 ePlus, Inc.* 5,814,087
45,783 Itron, Inc.* 3,302,786
26,612 PC Connection, Inc. 1,716,740
71,058 Vishay Precision Group, Inc.* 2,265,329
13,098,942
Energy Equipment & Services – 2.2%
137,187 Archrock, Inc. 2,241,636
31,244 Atlas Energy Solutions, Inc. 542,708
49,011 Diamond Offshore Drilling, Inc.* 597,934
14,760 DMC Global, Inc.* 251,215
112,537 Dril-Quip, Inc.* 2,258,618
202,224 Helix Energy Solutions Group,
Inc.* 1,900,906
44,171 Helmerich & Payne, Inc. 1,778,324
9,409 Nabors Industries Ltd.* 795,813
148,292 Newpark Resources, Inc.* 962,415
331,553 Oil States International, Inc.* 2,045,682
224,091 Patterson-UTI Energy, Inc. 2,485,169
72,459 ProFrac Holding Corp., Class
A*
(a)
573,151
347,343 ProPetro Holding Corp.* 2,938,522
19,372,093
Entertainment – 0.1%
160,556 Vivid Seats, Inc., Class A* 921,591
Financial Services – 4.1%
105,785 A-Mark Precious Metals, Inc. 2,853,021
244,018 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 5,868,633
11,449 Enact Holdings, Inc. 326,182
68,964 Essent Group Ltd. 3,804,054
90,685 Flywire Corp.* 1,937,939
1,002,643 Marqeta, Inc., Class A* 6,025,884
121,076 Merchants Bancorp 5,295,864
82,426 Mr Cooper Group, Inc.* 5,552,215
12,853 NMI Holdings, Inc., Class A* 410,268
21,998 Pagseguro Digital Ltd., Class A
(Brazil)* 283,114
162,799 Payoneer Global, Inc.* 761,899
8,045 PennyMac Financial Services,
Inc. 701,685
18,679 Remitly Global, Inc.* 320,158
88,732 Repay Holdings Corp.* 695,659
114,471 StoneCo Ltd., Class A (Brazil)* 1,967,757
1,111 Walker & Dunlop, Inc. 107,311
36,911,643
Food Products – 0.0%
5,692 B&G Foods, Inc. 57,262
Gas Utilities – 0.6%
120,197 Northwest Natural Holding Co. 4,430,462
Shares Description Value
aa
Common Stocks – (continued)
Gas Utilities – (continued)
7,022 ONE Gas, Inc. $ 430,940
4,861,402
Ground Transportation – 0.0%
19,859 FTAI Infrastructure, Inc. 84,599
23,902 Heartland Express, Inc. 309,531
394,130
Health Care Equipment & Supplies – 0.5%
13,282 AtriCure, Inc.* 452,385
192,688 Embecta Corp. 3,302,672
9,614 Inari Medical, Inc.* 547,517
2,023 OmniAb, Inc. 12.5 Earnout*
(b)
—
2,023 OmniAb, Inc. 15.00 Earnout*
(b)
—
23,455 Varex Imaging Corp.* 451,978
4,754,552
Health Care Providers & Services – 1.2%
10,176 Accolade, Inc.* 115,192
601,246 Brookdale Senior Living, Inc.* 3,288,816
72,356 Community Health Systems,
Inc.* 265,547
54,314 HealthEquity, Inc.* 4,105,052
82,572 Hims & Hers Health, Inc.* 708,468
37,571 Joint Corp. (The)* 366,693
440,908 OPKO Health, Inc.*
(a)
449,726
69,650 Pennant Group, Inc. (The)* 1,045,446
10,344,940
Health Care REITs – 0.3%
78,799 LTC Properties, Inc. REIT 2,456,165
Health Care Technology – 0.1%
124,224 American Well Corp., Class A* 130,435
16,415 Computer Programs and
Systems, Inc.* 166,284
20,589 Health Catalyst, Inc.* 201,155
18,633 Schrodinger, Inc.* 492,843
990,717
Hotel & Resort REITs – 3.4%
486,873 Chatham Lodging Trust REIT 5,112,166
738,549 DiamondRock Hospitality Co.
REIT 6,750,338
595,275 RLJ Lodging Trust REIT 6,893,284
697,111 Service Properties Trust REIT 5,388,668
333,426 Summit Hotel Properties, Inc.
REIT 2,160,600
329,971 Sunstone Hotel Investors, Inc.
REIT 3,520,791
11,921 Xenia Hotels & Resorts, Inc.
REIT 158,907
29,984,754
Hotels, Restaurants & Leisure – 0.8%
47,397 Chuy's Holdings, Inc.* 1,602,493
110,356 Everi Holdings, Inc.* 1,148,806
14,280 International Game Technology
PLC 370,709
87,781 Life Time Group Holdings, Inc.* 1,167,487
61,060 Lindblad Expeditions Holdings,
Inc.* 564,194

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
73,465 Portillo's, Inc., Class A* $ 1,009,409
133,571 Sabre Corp.* 547,641
43,580 Xponential Fitness, Inc., Class
A* 481,995
6,892,734
Household Durables – 4.1%
32,980 Beazer Homes USA, Inc.* 1,047,115
4,737 Century Communities, Inc. 410,698
32,398 Dream Finders Homes, Inc.,
Class A* 1,064,922
57,681 Green Brick Partners, Inc.* 3,009,218
5,928 Hovnanian Enterprises, Inc.,
Class A* 1,001,654
124,648 KB Home 7,427,774
50,780 LGI Homes, Inc.* 5,992,548
61,617 M/I Homes, Inc.* 7,851,238
24,233 Meritage Homes Corp. 4,013,227
32,647 Taylor Morrison Home Corp.* 1,702,215
65,374 Tri Pointe Homes, Inc.* 2,257,364
35,777,973
Industrial REITs – 1.7%
751,832 LXP Industrial Trust REIT 6,834,153
129,101 Terreno Realty Corp. REIT 7,711,203
14,545,356
Insurance – 3.0%
164,167 Ambac Financial Group, Inc.* 2,667,714
192,148 CNO Financial Group, Inc. 5,222,583
157,216 Employers Holdings, Inc. 6,559,051
455,708 Genworth Financial, Inc., Class
A* 2,811,718
39,633 Goosehead Insurance, Inc., Class
A* 3,059,667
1,728 Investors Title Co. 289,008
184,624 James River Group Holdings Ltd. 1,766,852
2,955 Lemonade, Inc.*
(a)
46,748
6,790 Mercury General Corp. 271,939
58,587 Skyward Specialty Insurance
Group, Inc.* 1,822,056
109,043 Universal Insurance Holdings,
Inc. 1,812,295
26,329,631
Interactive Media & Services – 1.0%
227,073 Bumble, Inc., Class A* 3,115,442
25,569 Eventbrite, Inc., Class A* 214,013
369,753 fuboTV, Inc.* 920,685
1,184,118 Vimeo, Inc.* 4,700,948
8,951,088
IT Services – 0.5%
14,336 DigitalOcean Holdings, Inc.* 483,410
67,364 Fastly, Inc., Class A* 1,355,364
148,925 Rackspace Technology, Inc.* 250,194
369,864 Unisys Corp.* 2,492,883
4,581,851
Leisure Products – 0.4%
75,581 Funko, Inc., Class A* 534,358
18,205 JAKKS Pacific, Inc.* 570,909
Shares Description Value
aa
Common Stocks – (continued)
Leisure Products – (continued)
77,711 Latham Group, Inc.* $ 196,609
123,337 Topgolf Callaway Brands Corp.* 1,624,348
2,926,224
Life Sciences Tools & Services – 0.1%
22,604 Adaptive Biotechnologies Corp.* 82,957
23,484 Pacific Biosciences of California,
Inc.* 152,881
39,224 Quanterix Corp.* 866,458
1,102,296
Machinery – 1.2%
9,168 Astec Industries, Inc. 326,381
26,374 Columbus McKinnon Corp. 1,030,432
15,549 Gorman-Rupp Co. (The) 519,181
65,796 Manitowoc Co., Inc. (The)* 1,059,316
259,212 Microvast Holdings, Inc.*
(a)
243,141
26,092 Miller Industries, Inc. 1,050,203
24,723 Proto Labs, Inc.* 892,253
6,239 Terex Corp. 383,262
184,475 Trinity Industries, Inc. 4,637,701
10,983 Wabash National Corp. 277,870
10,419,740
Marine Transportation – 1.1%
324,338 Costamare, Inc. (Monaco) 3,473,660
155,621 Golden Ocean Group Ltd.
(Norway) 1,644,914
19,164 Matson, Inc. 2,146,943
31,682 Pangaea Logistics Solutions Ltd. 295,276
599,332 Safe Bulkers, Inc. (Greece) 2,421,301
9,982,094
Media – 1.0%
22,446 AMC Networks, Inc., Class A* 406,048
21,403 Cardlytics, Inc.* 163,519
1,317 Daily Journal Corp.* 423,178
146,837 EW Scripps Co. (The), Class A* 1,170,291
91,400 Gray Television, Inc. 872,870
9,246 John Wiley & Sons, Inc., Class A 312,885
214,694 Magnite, Inc.* 1,900,042
11,757 TechTarget, Inc.* 401,737
151,128 Thryv Holdings, Inc.* 3,089,056
52,910 WideOpenWest, Inc.* 196,296
8,935,922
Metals & Mining – 2.6%
4,956 Alpha Metallurgical Resources,
Inc. 1,978,633
3,950 Arch Resources, Inc. 698,992
20,984 ATI, Inc.* 857,616
118,656 Carpenter Technology Corp. 7,308,023
256,531 Coeur Mining, Inc.* 690,068
93,749 Haynes International, Inc. 5,219,007
52,011 Olympic Steel, Inc. 3,514,903
18,499 Ryerson Holding Corp. 634,886
155,598 SunCoke Energy, Inc. 1,594,880
22,497,008
Mortgage Real Estate Investment Trusts (REITs) – 2.1%
460,920 Arbor Realty Trust, Inc. REIT 6,130,236

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
40,810 Ares Commercial Real Estate
Corp. REIT $ 388,103
6,020 ARMOUR Residential REIT,
Inc. REIT 114,681
283,598 BrightSpire Capital, Inc. REIT 2,027,726
337,089 Chimera Investment Corp. REIT 1,618,027
95,969 Invesco Mortgage Capital, Inc.
REIT 845,487
11,832 KKR Real Estate Finance Trust,
Inc. REIT 144,824
244,811 Ladder Capital Corp. REIT 2,675,784
14,605 MFA Financial, Inc. REIT 161,677
3,452 Nexpoint Real Estate Finance,
Inc. REIT 50,296
212,521 PennyMac Mortgage Investment
Trust REIT 3,047,551
131,794 Two Harbors Investment Corp.
REIT 1,642,153
18,846,545
Multi-Utilities – 1.4%
136,709 Avista Corp. 4,649,473
138,672 Black Hills Corp. 7,177,663
11,827,136
Office REITs – 0.8%
49,815 Brandywine Realty Trust REIT 236,123
149,089 City Office REIT, Inc. REIT 782,717
305,761 Equity Commonwealth REIT 5,843,093
6,861,933
Oil, Gas & Consumable Fuels – 7.4%
60,809 Ardmore Shipping Corp.
(Ireland) 1,007,605
372 Chord Energy Corp. 57,199
44,432 CONSOL Energy, Inc. 4,203,267
586,025 DHT Holdings, Inc. 6,516,598
15,822 Dorian LPG Ltd. 592,376
82,864 Encore Energy Corp. (Canada)*
(a)
382,003
197,315 Equitrans Midstream Corp. 2,010,640
287,660 Golar LNG Ltd. (Cameroon) 6,273,864
73,653 Hallador Energy Co.* 628,260
117,602 International Seaways, Inc. 6,308,171
29,213 Matador Resources Co. 1,603,501
37,387 Murphy Oil Corp. 1,446,877
1,274,545 Nordic American Tankers Ltd. 5,671,725
69,837 PBF Energy, Inc., Class A 3,527,467
98,708 Peabody Energy Corp. 2,635,504
116,624 Scorpio Tankers, Inc. (Monaco) 8,245,317
60,210 SM Energy Co. 2,232,587
433,409 Teekay Corp. (Bermuda)* 3,896,347
113,323 Teekay Tankers Ltd., Class A
(Canada) 7,088,354
21,238 Vitesse Energy, Inc. 446,210
64,773,872
Passenger Airlines – 0.3%
46,791 SkyWest, Inc.* 2,492,089
26,545 Spirit Airlines, Inc.
(a)
166,968
2,659,057
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – 0.6%
23,636 elf Beauty, Inc.* $ 3,770,651
124,193 Herbalife Ltd.* 1,496,526
5,267,177
Pharmaceuticals – 0.4%
76,315 Assertio Holdings, Inc.* 67,356
4,983 Axsome Therapeutics, Inc.* 448,619
2,961 Ligand Pharmaceuticals, Inc.* 216,449
44,098 Prestige Consumer Healthcare,
Inc.* 2,713,791
3,446,215
Professional Services – 2.0%
768,510 Alight, Inc., Class A* 6,855,109
67,697 Asure Software, Inc.* 598,442
159,675 ExlService Holdings, Inc.* 4,994,634
43,758 Parsons Corp.* 2,850,834
187,433 Upwork, Inc.* 2,569,706
17,868,725
Real Estate Management & Development – 1.5%
157,079 Anywhere Real Estate, Inc.* 1,118,402
90,604 Compass, Inc., Class A* 311,678
10,768 DigitalBridge Group, Inc. 211,484
262,656 Douglas Elliman, Inc. 567,337
129,762 Forestar Group, Inc.* 4,056,360
46,924 Kennedy-Wilson Holdings, Inc. 490,356
225,039 Newmark Group, Inc., Class A 2,284,146
759,736 Opendoor Technologies, Inc.* 2,598,297
160,745 Redfin Corp.* 1,311,679
12,949,739
Residential REITs – 0.6%
39,747 Centerspace REIT 2,176,546
126,822 NexPoint Residential Trust, Inc.
REIT 3,874,412
21,752 UMH Properties, Inc. REIT 328,673
6,379,631
Retail REITs – 1.3%
350,870 Kite Realty Group Trust REIT 7,508,618
122,142 Macerich Co. (The) REIT 1,928,622
24,923 Tanger, Inc. REIT 670,429
52,388 Urban Edge Properties REIT 904,741
11,012,410
Semiconductors & Semiconductor Equipment – 1.2%
166,006 Amkor Technology, Inc. 5,255,750
32,040 Cohu, Inc.* 1,020,794
42,541 Ichor Holdings Ltd.* 1,539,984
56,062 Photronics, Inc.* 1,638,132
11,169 Synaptics, Inc.* 1,192,961
2,441 Veeco Instruments, Inc.* 77,819
10,725,440
Software – 2.2%
426 Appfolio, Inc., Class A* 93,405
259,817 Cleanspark, Inc.* 2,091,527
215,576 Clear Secure, Inc., Class A 4,102,411
20,220 Freshworks, Inc., Class A* 448,884
97,588 LiveRamp Holdings, Inc.* 3,852,774
11,478 ON24, Inc. 87,807

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
10,394 Q2 Holdings, Inc.* $ 442,265
12,275 Qualys, Inc.* 2,322,062
78,859 Riot Platforms, Inc.* 859,563
276,815 SolarWinds Corp.* 3,271,953
47,636 Varonis Systems, Inc.* 2,137,903
19,710,554
Specialized REITs – 0.3%
18,013 Four Corners Property Trust, Inc.
REIT 421,684
322,215 Uniti Group, Inc. REIT 1,694,851
2,116,535
Specialty Retail – 3.8%
59,721 Aaron's Co., Inc. (The) 614,529
15,569 Abercrombie & Fitch Co., Class
A* 1,586,481
226,201 American Eagle Outfitters, Inc. 4,483,304
31,808 Beyond, Inc.* 699,458
29,227 Buckle, Inc. (The) 1,086,952
46,695 Carvana Co.* 2,010,687
11,745 Cato Corp. (The), Class A 79,396
223,931 Foot Locker, Inc. 6,305,897
12,410 Group 1 Automotive, Inc. 3,227,345
29,283 National Vision Holdings, Inc.* 556,670
110,068 Rent the Runway, Inc., Class
A*
(a)
67,604
66,925 Shoe Carnival, Inc. 1,706,587
53,073 Sleep Number Corp.* 546,652
28,388 Stitch Fix, Inc., Class A* 90,841
119,259 Urban Outfitters, Inc.* 4,531,842
20,916 Warby Parker, Inc., Class A* 266,679
10,330 Winmark Corp. 3,725,721
110,854 Zumiez, Inc.* 1,903,363
33,490,008
Technology Hardware, Storage & Peripherals – 0.2%
145,018 Eastman Kodak Co.* 500,312
3,053 Super Micro Computer, Inc.* 1,616,899
2,117,211
Textiles, Apparel & Luxury Goods – 0.2%
138,513 Allbirds, Inc., Class A* 132,903
18,576 Oxford Industries, Inc. 1,763,420
1,896,323
Tobacco – 0.1%
66,230 Vector Group Ltd. 693,428
Trading Companies & Distributors – 1.5%
9,959 Beacon Roofing Supply, Inc.* 825,502
19,083 Boise Cascade Co. 2,584,983
298,484 DNOW, Inc.* 3,011,704
6,752 DXP Enterprises, Inc.* 217,549
148,161 MRC Global, Inc.* 1,579,396
95,207 Rush Enterprises, Inc., Class A 4,275,746
19,860 Xometry, Inc., Class A* 639,095
13,133,975
Shares Description Value
aa
Common Stocks – (continued)
Water Utilities – 0.0%
9,648 Consolidated Water Co. Ltd.
(Cayman Islands) $ 308,061
Wireless Telecommunication Services – 0.2%
106,389 Telephone and Data Systems,
Inc. 2,043,733
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $798,636,843)
868,447,049
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.4%
(c)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
3,193,990 5.223% 3,193,990
(Cost $3,193,990)
TOTAL INVESTMENTS – 99.3%
(Cost $801,830,833)
$ 871,641,039
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
5,811,003
NET ASSETS – 100.0%
$ 877,452,042
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
January 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Act of 1940 (“Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2024:
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Large Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 1,121,584,944 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 103,711 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Large Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 109,619 $ — $ —
North America 354,447,946 — —
South America 847,174 — —
Total
$ 355,404,739 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,950 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,260,237 $ — $ —
Asia 2,314,935 — —
Europe 4,938,081 — —
North America 379,549,801 — —
South America 1,943,222 — —
Investment Company 227,698 — —
Securities Lending Reinvestment Vehicle 2,755,280 — —
Total
$ 393,989,254 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of
€ 1.00 € 1.00 € 1.00
Small Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 76,774 $ — $ —
Asia 1,665,323 — —
Europe 744,159 — —
North America 111,147,735 — —
South America 299,622 — —
Investment Company 143,434 — —
Securities Lending Reinvestment Vehicle 857,425 — —
Total
$ 114,934,472 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Small Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 6,273,864 $ — $ —
Europe 16,792,797 — —
North America 843,129,517 — —
South America 2,250,871 — —
Securities Lending Reinvestment Vehicle 3,193,990 — —
Total
$ 871,641,039 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 959,124,080 $ — $ —
South America 293,879 — —
Total
$ 959,417,959 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders..
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)